UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Advisor Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.804845.104

ADIF-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (000s)
Australia - 2.8%
Babcock & Brown Ltd. (d)	3,201,990	$ 19,779
BHP Billiton Ltd. sponsored ADR	2,425,900	181,118
CSL Ltd.	1,159,327	37,772
Rio Tinto Ltd.	345,711	40,823
Telstra Corp. Ltd.	3,408,510	14,443
TOTAL AUSTRALIA		293,935
Austria - 0.2%
voestalpine AG	271,600	17,832
Belgium - 0.2%
Delhaize Group SA	426,800	23,428
Bermuda - 0.2%
Hiscox Ltd.	3,778,100	14,893
TPV Technology Ltd.	15,168,000	7,796
TOTAL BERMUDA		22,689
Brazil - 0.9%
Bolsa de Mercadorias & Futuros - BM&F SA	3,712,000	32,739
Bovespa Holding SA	2,996,000	37,483
Medial Saude SA	1,952,000	22,066
TOTAL BRAZIL		92,288
Canada - 1.9%
EnCana Corp.	1,192,848	86,098
Nexen, Inc.	1,063,000	33,442
Open Text Corp. (a)(d)	1,234,400	38,460
OZ Optics Ltd. unit (f)	5,400	65
Talisman Energy, Inc.	2,292,700	41,001
TOTAL CANADA		199,066
Cayman Islands - 0.0%
Lee & Man Paper Manufacturing Ltd.	747,400	885
China - 0.1%
Zhejiang Expressway Co. Ltd. (H Shares)	13,346,000	9,272
Finland - 2.3%
Neste Oil Oyj	1,775,100	42,846
Nokia Corp.	1,394,750	38,065
Nokia Corp. sponsored ADR	5,773,900	157,743
TOTAL FINLAND		238,654
France - 12.5%
Alcatel-Lucent SA sponsored ADR	14,916,600	89,649
Common Stocks - continued
	Shares	Value (000s)
France - continued
Alstom SA	2,735,600	$ 306,209
BNP Paribas SA	638,200	62,913
Cap Gemini SA	1,036,700	66,182
Carbone Lorraine	541,372	30,839
Compagnie Generale de Geophysique SA (a)	1,016,000	39,712
GDF Suez (d)	1,653,658	103,532
Groupe Danone	375,400	27,843
Orpea (a)	512,400	28,073
Pernod Ricard SA	56,280	4,898
Renault SA	901,100	74,799
Sanofi-Aventis sponsored ADR	1,224,600	42,812
Sodexho Alliance SA	731,800	47,726
Suez Environnement SA rights 6/22/10 (a)	857,300	6,134
Total SA sponsored ADR	3,239,600	247,829
Unibail-Rodamco	158,700	35,502
Vivendi	2,418,306	101,107
TOTAL FRANCE		1,315,759
Germany - 12.9%
Allianz AG:
(Reg.)	281,500	47,732
sponsored ADR (d)	7,777,770	132,378
Bayer AG	547,700	47,134
Bayerische Motoren Werke AG (BMW)	562,500	25,262
Bilfinger Berger AG	42,700	2,878
Daimler AG (Reg.)	735,100	42,466
Deutsche Bank AG	112,300	10,375
Deutsche Boerse AG	139,800	15,915
Deutsche Telekom AG:
(Reg.)	2,306,200	39,974
sponsored ADR	945,800	16,325
E.ON AG	294,500	56,121
E.ON AG sponsored ADR	4,279,300	270,152
GFK AG	398,756	14,676
Henkel AG & Co. KGaA	1,130,961	43,335
K&S AG	687,500	84,541
Linde AG	671,256	92,815
Merck KGaA	164,500	19,875
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	641,800	106,532
Q-Cells AG (a)	267,400	25,906
RWE AG	1,217,500	145,682
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Siemens AG (Reg.)	978,500	$ 119,562
Symrise AG	400,100	6,829
TOTAL GERMANY		1,366,465
Greece - 0.8%
Hellenic Exchanges Holding SA	2,142,300	30,155
Public Power Corp. of Greece	1,656,540	51,196
TOTAL GREECE		81,351
Hong Kong - 0.9%
Cheung Kong Holdings Ltd.	1,046,000	14,775
Hong Kong Exchanges & Clearing Ltd.	2,964,300	44,189
Sun Hung Kai Properties Ltd.	1,378,000	20,666
Wharf Holdings Ltd.	3,639,000	16,279
TOTAL HONG KONG		95,909
Indonesia - 0.2%
PT Bumi Resources Tbk	35,438,000	26,294
Ireland - 0.1%
Allied Irish Banks PLC	65,000	804
Smurfit Kappa Group PLC	1,604,800	9,598
TOTAL IRELAND		10,402
Israel - 0.7%
Mizrahi Tefahot Bank Ltd.	9,841,265	70,114
Italy - 4.2%
A2A SpA	10,086,080	36,336
Edison SpA	3,141,200	6,168
ENI SpA	5,787,900	195,305
ENI SpA sponsored ADR	289,100	19,485
Finmeccanica SpA	935,100	27,571
Intesa Sanpaolo SpA	8,252,400	46,349
Mediobanca SpA	1,104,762	16,057
Pirelli & C. Real Estate SpA	400,000	8,057
Prysmian SpA	1,873,700	46,213
UniCredit SpA	6,172,350	36,749
TOTAL ITALY		438,290
Japan - 23.3%
ABC-Mart, Inc.	425,400	10,646
ACOM Co. Ltd.	570,940	16,828
Aeon Co. Ltd.	7,510,800	91,673
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Aeon Mall Co. Ltd.	995,200	$ 29,794
Aioi Insurance Co. Ltd.	1,672,000	8,988
Aoyama Trading Co. Ltd.	1,633,400	28,947
Arealink Co. Ltd. (e)	99,519	7,564
Asics Corp.	1,893,000	17,704
Bank of Nagoya Ltd.	8,731,000	51,792
Canon, Inc.	1,323,500	60,488
Chiba Bank Ltd.	7,158,000	47,762
Credit Saison Co. Ltd.	1,195,900	25,096
Daiwa Securities Group, Inc.	26,368,000	228,557
DCM Japan Holdings Co. Ltd. (d)	3,112,820	25,072
Fuji Machine Manufacturing Co. Ltd.	1,200,500	21,731
Fukuoka Financial Group, Inc.	7,216,000	30,150
Hokuhoku Financial Group, Inc.	19,602,000	50,508
Ibiden Co. Ltd.	1,621,700	48,400
Inpex Holdings, Inc.	1,448	14,646
Isetan Mitsukoshi Holdings Ltd. (a)	2,140,400	24,588
Itochu Corp.	6,710,000	66,677
Juroku Bank Ltd.	9,501,000	42,094
Konica Minolta Holdings, Inc.	1,196,500	19,646
Marubeni Corp.	4,759,000	34,668
Marui Group Co. Ltd.	4,410,200	33,947
Misumi Group, Inc.	1,530,700	29,014
Mitsubishi Corp.	1,233,200	35,934
Mitsubishi UFJ Financial Group, Inc.	6,889,100	60,830
Mitsui Sumitomo Insurance Group Holdings, Inc.	786,000	26,052
Monex Beans Holdings, Inc. (d)	87,262	47,639
Mori Seiki Co. Ltd.	681,500	10,043
Namco Bandai Holdings, Inc.	1,242,400	15,074
Nidec Corp.	1,338,100	95,623
Nikon Corp.	2,474,000	71,877
Nippon Electric Glass Co. Ltd.	4,023,200	59,403
Nomura Holdings, Inc.	7,991,000	115,315
Nomura Holdings, Inc. sponsored ADR	4,015,900	57,749
NSK Ltd.	6,117,000	50,380
Okamura Corp.	4,931,000	37,020
OMC Card, Inc. (a)(d)	8,470,400	27,478
SBI Securities Co. Ltd.	79,080	67,263
Seven & I Holdings Co. Ltd.	1,577,900	48,253
Shinko Electric Co. Ltd. (d)(e)	12,901,000	38,503
SMC Corp.	535,000	53,555
Sony Corp.	397,300	15,023
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sumitomo Corp.	4,361,800	$ 58,875
Sumitomo Electric Industries Ltd.	2,968,500	36,055
Sumitomo Mitsui Financial Group, Inc.	12,394	96,157
Sumitomo Osaka Cement Co. Ltd.	2,184,000	3,676
Sumitomo Trust & Banking Co. Ltd.	3,056,000	21,042
Tokai Carbon Co. Ltd. (e)	11,212,000	133,088
Tokio Marine Holdings, Inc. (a)	1,029,100	37,922
Toyota Motor Corp.	943,400	40,666
Yamaguchi Financial Group, Inc.	2,314,000	31,142
TOTAL JAPAN		2,458,617
Netherlands - 2.7%
ASML Holding NV (NY Shares)	92,700	2,113
ING Groep NV (Certificaten Van Aandelen)	1,140,100	37,177
Koninklijke KPN NV (d)	5,301,900	92,295
Reed Elsevier NV sponsored ADR	674,250	22,331
Unilever NV:
(Certificaten Van Aandelen)	1,934,619	53,352
(NY Shares)	2,709,900	75,091
TOTAL NETHERLANDS		282,359
Norway - 1.2%
Hafslund ASA (B Shares)	527,263	10,492
Petroleum Geo-Services ASA	2,619,400	60,447
Renewable Energy Corp. AS (a)	2,037,700	59,011
TOTAL NORWAY		129,950
Russia - 0.2%
Gazprom Neft sponsored ADR	520,800	16,301
OAO Gazprom sponsored ADR	220,000	10,450
TOTAL RUSSIA		26,751
Singapore - 0.3%
City Developments Ltd.	1,904,000	15,985
Singapore Exchange Ltd.	3,180,000	15,860
TOTAL SINGAPORE		31,845
Spain - 1.5%
Repsol YPF SA	689,000	23,083
Repsol YPF SA sponsored ADR	464,900	15,542
Common Stocks - continued
	Shares	Value (000s)
Spain - continued
Telefonica SA	605,900	$ 15,721
Telefonica SA sponsored ADR	1,359,200	105,787
TOTAL SPAIN		160,133
Sweden - 0.1%
Scania AB (B Shares)	560,500	8,782
Switzerland - 8.7%
Actelion Ltd. (Reg.) (a)	587,360	31,978
Basilea Pharmaceutica AG (a)	200,362	33,171
Credit Suisse Group sponsored ADR (d)	608,900	30,372
Credit Suisse Group (Reg.)	315,120	15,739
Julius Baer Holding AG	645,406	40,925
Nestle SA:
(Reg.)	4,242,140	186,108
sponsored ADR	2,759,000	120,844
Novartis AG:
(Reg.)	724,480	43,015
sponsored ADR	73,600	4,368
Roche Holding AG (participation certificate)	1,475,749	272,701
SGS Societe Generale de Surveillance Holding SA (Reg.)	48,171	67,743
Swiss Life Holding AG	65,512	16,846
UBS AG (For. Reg.)	238,018	4,569
Zurich Financial Services AG (Reg.)	184,913	48,609
TOTAL SWITZERLAND		916,988
Taiwan - 1.9%
Advanced Semiconductor Engineering, Inc.	79,815,374	68,666
Hon Hai Precision Industry Co. Ltd. (Foxconn)	914,000	4,417
Nan Ya Printed Circuit Board Corp.	1,088,000	4,851
Siliconware Precision Industries Co. Ltd. sponsored ADR	6,747,346	44,735
Taiwan Semiconductor Manufacturing Co. Ltd.	13,218,016	23,880
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,099,690	29,447
Wistron Corp.	15,202,618	22,167
TOTAL TAIWAN		198,163
United Kingdom - 12.4%
AstraZeneca PLC:
(United Kingdom)	568,400	27,627
sponsored ADR	526,300	25,552
BHP Billiton PLC	1,981,900	65,593
BP PLC	8,389,600	86,108
BP PLC sponsored ADR	2,114,700	129,927
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Capita Group PLC	2,343,800	$ 31,803
Dawnay Day Treveria PLC	12,382,400	5,986
GlaxoSmithKline PLC	2,673,600	62,012
GlaxoSmithKline PLC sponsored ADR	1,728,300	80,470
Greene King PLC	1,574,600	16,059
HBOS PLC	4,198,100	23,957
Icap PLC	67,300	664
Intertek Group PLC	647,400	12,928
JJB Sports PLC	1,467,509	2,620
NETeller PLC (a)	5,995,500	7,528
Punch Taverns Ltd.	169,200	852
Rio Tinto PLC (Reg.)	683,200	71,496
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,097,900	38,982
Class A sponsored ADR	1,031,600	73,027
Class B	7,123,200	250,148
Taylor Nelson Sofres PLC	321,700	1,721
Tesco PLC	2,201,954	15,641
Unilever PLC	984,600	26,995
Unilever PLC sponsored ADR	17,760	486
Vodafone Group PLC sponsored ADR	9,388,100	251,883
TOTAL UNITED KINGDOM		1,310,065
United States of America - 0.5%
ENSCO International, Inc.	175,200	12,113
Halliburton Co.	969,600	43,457
TOTAL UNITED STATES OF AMERICA		55,570
TOTAL COMMON STOCKS (Cost $9,946,487)		9,881,856
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(f)	8,500	0
Nonconvertible Preferred Stocks - 1.4%
France - 0.6%
L'Air Liquide SA (a)	504,761	66,016
Germany - 0.2%
Henkel AG & Co. KGaA	362,700	14,469
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Italy - 0.6%
Buzzi Unicem SpA (Risp)	1,569,595	$ 23,457
Fondiaria-Sai SpA (Risp)	321,300	6,910
Telecom Italia SpA (Risp)	23,963,100	32,383
TOTAL ITALY		62,750
TOTAL NONCONVERTIBLE PREFERRED STOCKS		143,235
TOTAL PREFERRED STOCKS (Cost $137,637)		143,235
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 2.35% (b)	381,941,886	381,942
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	179,881,681	179,882
TOTAL MONEY MARKET FUNDS (Cost $561,824)		561,824
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $10,645,948)		10,586,915
NET OTHER ASSETS - (0.4)%		(38,170)
NET ASSETS - 100%		$ 10,548,745
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MetroPhotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arealink Co. Ltd.	$ 43,272	$ 1,190	$ -	$ 213	$ 7,564
Dawnay Day Treveria PLC	44,102	2,859	28,661	505	-
OMC Card, Inc.	42,243	22,822	27,402	-	-
Shinko Electric Co. Ltd.	-	40,582	-	606	38,503
Tokai Carbon Co. Ltd.	116,252	24,012	-	812	133,088
Total	$ 245,869	$ 91,465	$ 56,063	$ 2,136	$ 179,155
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,364
Fidelity Securities Lending Cash Central Fund	15,375
Total	$ 22,739
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $10,801,434,000. Net unrealized depreciation aggregated $214,519,000, of which $1,051,198,000 related to appreciated investment securities and $1,265,717,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.804857.104

AEA-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value
Australia - 0.4%
Nufarm Ltd.	60,355	$ 957,641
Cayman Islands - 3.8%
Belle International Holdings Ltd.	1,245,000	1,286,236
Hutchison China Meditech Ltd. (a)	3	7
Mindray Medical International Ltd. sponsored ADR	50,400	2,013,480
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	25,900	1,813,000
New World Department Store China Ltd.	1,693,000	1,369,313
Stella International Holdings Ltd.	1,682,500	2,967,494
TCC International Holdings Ltd. (a)	1,084,000	558,562
TOTAL CAYMAN ISLANDS		10,008,092
China - 16.0%
Anhui Conch Cement Co. Ltd. (H Shares) (a)	296,000	1,747,180
China Construction Bank Corp. (H Shares)	2,812,000	2,479,820
China Life Insurance Co. Ltd. (H Shares)	1,562,000	5,882,527
China Petroleum & Chemical Corp. (H Shares)	4,438,000	4,634,610
Focus Media Holding Ltd. ADR (a)(d)	118,700	3,526,577
Industrial & Commercial Bank of China	5,488,000	4,150,328
PetroChina Co. Ltd. (H Shares)	4,002,000	5,328,460
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	371,000	2,594,090
Tencent Holdings Ltd.	822,000	7,327,997
Yantai Changyu Pioneer Wine Co. (B Shares)	821,240	5,000,115
TOTAL CHINA		42,671,704
Hong Kong - 16.1%
Cheung Kong Holdings Ltd.	199,000	2,810,936
China Mobile (Hong Kong) Ltd.	1,185,500	15,838,482
China Resources Power Holdings Co. Ltd.	338,000	757,311
CLP Holdings Ltd.	910,000	7,476,800
CNOOC Ltd.	1,090,500	1,608,871
Fairwood Holdings Ltd. (e)	721,500	824,931
Hang Lung Properties Ltd.	483,000	1,538,473
Hang Seng Bank Ltd.	96,300	1,898,449
Hong Kong Electric Holdings Ltd.	200,000	1,163,864
Sun Hung Kai Properties Ltd.	48,000	719,852
Wharf Holdings Ltd.	450,000	2,013,049
Wing Lung Bank Ltd.	320,000	6,279,737
TOTAL HONG KONG		42,930,755
India - 5.1%
Bharti Airtel Ltd. (a)	152,768	2,872,075
Common Stocks - continued
	Shares	Value
India - continued
Container Corp. of India Ltd.	20,000	$ 395,424
IVRCL Infrastructures & Projects Ltd.	85,000	601,333
Max India Ltd. (a)	111,250	504,486
Reliance Industries Ltd.	150,746	7,832,966
Royal Orchid Hotels Ltd.	102,311	197,838
Tata Steel Ltd.	67,223	1,036,586
TOTAL INDIA		13,440,708
Indonesia - 3.4%
PT Indosat Tbk	4,304,000	3,075,122
PT Perusahaan Gas Negara Tbk Series B	2,936,500	3,937,917
PT Telkomunikasi Indonesia Tbk Series B	2,500,000	2,115,960
TOTAL INDONESIA		9,128,999
Korea (South) - 18.9%
Amorepacific Corp.	1,496	944,334
Doosan Heavy Industries & Construction Co. Ltd.	14,295	1,395,038
GS Holdings Corp.	30,000	1,112,198
Hyundai Steel Co.	31,401	2,131,393
Kookmin Bank	88,481	5,016,449
Korea Exchange Bank	85,710	1,112,707
LG Household & Health Care Ltd.	20,810	4,055,741
NHN Corp. (a)	25,248	4,146,148
POSCO	19,602	10,427,173
Samsung Electronics Co. Ltd.	16,399	9,071,063
Shinhan Financial Group Co. Ltd.	128,512	5,988,214
SK Telecom Co. Ltd.	8,000	1,524,535
Taewoong Co. Ltd.	33,331	3,277,301
TOTAL KOREA (SOUTH)		50,202,294
Malaysia - 3.9%
DiGi.com Bhd	300,000	2,294,226
Parkson Holdings Bhd	1,501,200	2,102,418
Public Bank Bhd (For. Reg.)	1,300,000	4,192,260
Resorts World Bhd	1,521,100	1,303,400
Sime Darby Bhd	250,000	606,572
TOTAL MALAYSIA		10,498,876
Papua New Guinea - 3.3%
Lihir Gold Ltd. (a)	1,275,484	3,266,882
Oil Search Ltd.	1,000,000	5,395,654
TOTAL PAPUA NEW GUINEA		8,662,536
Common Stocks - continued
	Shares	Value
Philippines - 0.3%
Jollibee Food Corp.	857,100	$ 717,076
Singapore - 2.3%
Raffles Medical Group Ltd.	730,000	651,309
Singapore Telecommunications Ltd.	2,100,000	5,498,025
TOTAL SINGAPORE		6,149,334
Taiwan - 12.0%
Cathay Financial Holding Co. Ltd.	919,800	1,771,763
Cathay Real Estate Development Co. Ltd.	4,005,000	1,914,370
China Steel Corp.	2,730,530	3,889,415
Chinatrust Financial Holding Co. Ltd.	2,477,319	1,790,685
Chunghwa Telecom Co. Ltd.	2,600,000	6,580,836
Farglory Land Development Co. Ltd.	634,000	1,618,945
Farglory Land Development Co. Ltd. rights 8/15/08 (a)	634,000	0
Hung Poo Real Estate Development Co. Ltd.	1,042,000	1,236,436
Sinyi Realty, Inc.	385,719	896,738
Taiwan Cement Corp.	1,812,625	2,299,267
Taiwan Fertilizer Co. Ltd.	986,000	3,552,527
Taiwan Semiconductor Manufacturing Co. Ltd.	3,300,183	5,962,093
Yuanta Financial Holding Co. Ltd.	611,054	354,214
TOTAL TAIWAN		31,867,289
Thailand - 5.4%
Bangkok Bank Ltd. PCL:
NVDR	775,200	2,519,284
(For. Reg.)	294,800	975,635
Central Pattana PCL (For. Reg.)	2,405,400	1,434,347
LPN Development PCL	2,278,100	356,590
Minor International PCL (For. Reg.)	2,804,569	1,103,766
PTT Exploration & Production PCL (For. Reg.)	250,000	1,118,068
Robinson Department Store PCL (For. Reg.)	3,006,700	748,537
Siam Commercial Bank PCL (For. Reg.)	1,581,200	3,512,206
Total Access Communication PCL unit	2,040,568	2,676,953
TOTAL THAILAND		14,445,386
TOTAL COMMON STOCKS (Cost $223,796,622)		241,680,690
Investment Companies - 0.5%
	Shares	Value
Hong Kong - 0.5%
iShares FTSE/Xinhua A50 China Tracker ETF (a) (Cost $1,588,237)	800,000	$ 1,406,891
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 2.35% (b)	8,448,135	8,448,135
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	3,019,500	3,019,500
TOTAL MONEY MARKET FUNDS (Cost $11,467,635)		11,467,635
TOTAL INVESTMENT PORTFOLIO - 95.7% (Cost $236,852,494)		254,555,216
NET OTHER ASSETS - 4.3%		11,522,890
NET ASSETS - 100%		$ 266,078,106
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $824,931 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 390,156
Fidelity Securities Lending Cash Central Fund	12,083
Total	$ 402,239
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $236,944,348. Net unrealized appreciation aggregated $17,610,868, of which $39,605,222 related to appreciated investment securities and $21,994,354 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.804858.104

FAEM-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Australia - 0.1%
Sino Gold Mining Ltd. (a)	68,405	$ 328,509
Austria - 0.9%
Erste Bank AG	47,400	3,022,286
Raiffeisen International Bank Holding AG	18,374	2,276,775
TOTAL AUSTRIA		5,299,061
Bahrain - 0.3%
Gulf Finance House BSC:
(Reg. S) unit	13,000	500,500
GDR (e)	32,010	1,232,385
TOTAL BAHRAIN		1,732,885
Bermuda - 1.7%
Aquarius Platinum Ltd. (Australia)	129,900	1,322,283
C C Land Holdings Ltd.	1,130,000	670,619
Central European Media Enterprises Ltd. Class A (a)	29,300	2,439,225
Credicorp Ltd. (NY Shares)	24,000	1,776,240
FerroChina Ltd.	353,000	343,345
Pacific Basin Shipping Ltd.	1,048,000	1,488,392
Ports Design Ltd.	210,500	569,313
Samling Global Ltd.	2,207,000	274,404
West Siberian Resources Ltd. SDR (a)	1,028,000	1,112,435
TOTAL BERMUDA		9,996,256
Brazil - 14.3%
All America Latina Logistica SA unit	114,600	1,494,528
Anhanguera Educacional Participacoes SA unit	29,846	580,794
Banco Bradesco SA:
(PN)	189,600	4,008,021
(PN) sponsored ADR	195,200	4,144,096
Banco Daycoval SA (PN)	114,500	821,200
Banco do Brasil SA	157,300	2,541,634
Companhia de Saneamento de Minas Gerais	67,500	1,249,297
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	118,500	4,644,015
Companhia Vale do Rio Doce (PN-A) sponsored ADR	701,300	18,353,021
Gafisa SA:
warrants 12/30/49 (a)	32,000	547,840
sponsored ADR (d)	21,700	743,008
GVT Holding SA (a)	67,100	1,649,860
IronX Mineracao SA (a)	54,000	919,773
LLX Logistica SA	54,000	177,609
Localiza Rent a Car SA	122,700	1,441,870
Common Stocks - continued
	Shares	Value
Brazil - continued
MMX Mineracao e Metalicos SA (a)	54,000	$ 601,801
MRV Engenharia e Participacoes SA	87,000	2,017,480
Multiplan Empreendimentos Imobiliarios SA	58,100	649,349
Net Servicos de Comunicacao SA sponsored ADR	234,666	2,947,405
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	760,400	17,327,291
(PN) sponsored ADR (non-vtg.)	218,300	10,006,872
sponsored ADR	27,800	1,554,298
SEB - Sistema Educacional Brasileiro SA unit (a)	14,600	193,946
SLC Agricola SA	300	5,192
Uniao de Bancos Brasileiros SA (Unibanco):
unit	115,500	1,518,805
GDR	35,600	4,686,028
TOTAL BRAZIL		84,825,033
British Virgin Islands - 0.0%
Thunderbird Resorts, Inc. (a)(e)	27,300	245,700
Titanium Resources Group Ltd. (a)	31,700	9,425
TOTAL BRITISH VIRGIN ISLANDS		255,125
Canada - 0.5%
Addax Petroleum, Inc.	7,900	308,562
Addax Petroleum, Inc. (e)	4,700	183,575
Eastern Platinum Ltd. (a)	500	923
First Quantum Minerals Ltd.	14,400	991,411
Ivanhoe Mines Ltd. (a)	52,000	587,117
JumpTV, Inc.	85,100	82,286
SouthGobi Energy Resources Ltd. (a)	48,000	890,755
TOTAL CANADA		3,044,629
Cayman Islands - 0.8%
Chaoda Modern Agriculture (Holdings) Ltd.	2,423,218	2,810,978
China Aoyuan Property Group Ltd.	45,000	10,325
Hidili Industry International Development Ltd.	187,000	280,442
NagaCorp Ltd.	582,000	143,232
Xinyuan Real Estate Co. Ltd. ADR	95,320	534,745
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	36,800	620,448
Zhong An Real Estate Ltd.	410,000	147,675
TOTAL CAYMAN ISLANDS		4,547,845
China - 5.3%
Anhui Conch Cement Co. Ltd. (H Shares) (a)	270,000	1,593,712
China Coal Energy Co. Ltd. (H Shares)	1,764,300	3,188,657
Common Stocks - continued
	Shares	Value
China - continued
China Communications Construction Co. Ltd. (H Shares)	1,268,000	$ 2,392,453
China Construction Bank Corp. (H Shares)	8,920,000	7,866,284
China Merchants Bank Co. Ltd. (H Shares)	1,013,500	3,695,918
Digital China Holdings Ltd. (H Shares)	274,000	178,766
Golden Eagle Retail Group Ltd. (H Shares)	514,000	436,810
Industrial & Commercial Bank of China	10,219,000	7,728,171
Parkson Retail Group Ltd.	637,500	882,511
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	462,000	3,230,376
Yantai Changyu Pioneer Wine Co. (B Shares)	54,990	334,806
TOTAL CHINA		31,528,464
Cyprus - 0.3%
Mirland Development Corp. PLC (a)	183,815	997,038
XXI Century Investments Public Ltd. (a)	54,500	911,467
TOTAL CYPRUS		1,908,505
Czech Republic - 1.6%
Ceske Energeticke Zavody AS	81,300	6,760,221
Komercni Banka AS	8,200	2,099,456
Philip Morris CR AS	1,600	534,045
TOTAL CZECH REPUBLIC		9,393,722
Egypt - 1.0%
Commercial International Bank Ltd. sponsored GDR	146,974	1,729,884
Eastern Tobacco Co.	14,300	845,864
Orascom Construction Industries SAE:
GDR	18,444	2,674,380
GDR (e)	400	58,000
Telecom Egypt SAE	145,400	413,609
TOTAL EGYPT		5,721,737
Georgia - 0.1%
Bank of Georgia unit (a)	27,800	512,910
Hong Kong - 5.0%
China Mobile (Hong Kong) Ltd.	1,258,200	16,809,768
China Overseas Land & Investment Ltd.	894,666	1,603,188
China Resources Power Holdings Co. Ltd.	765,700	1,715,601
CNOOC Ltd.	3,476,000	5,128,321
CNOOC Ltd. sponsored ADR	9,000	1,326,420
CNPC (Hong Kong) Ltd.	4,001,000	1,718,026
Common Stocks - continued
	Shares	Value
Hong Kong - continued
REXCAPITAL Financial Holdings Ltd. (a)	6,970,000	$ 580,714
Shanghai Industrial Holdings Ltd. (H Shares)	334,000	954,702
TOTAL HONG KONG		29,836,740
India - 4.7%
Axis Bank Ltd.	31,800	489,461
Axis Bank Ltd. GDR (Reg. S)	48,700	740,240
Bank of India	191,000	1,225,572
Bharti Airtel Ltd. (a)	136,875	2,573,283
Blue Star Ltd.	54,795	485,156
Educomp Solutions Ltd.	9,222	698,811
HCL Technologies Ltd.	144,919	683,431
Housing Development Finance Corp. Ltd.	75,200	4,031,135
Indiabulls Real Estate Ltd. GDR (a)(e)	51,448	345,827
Indian Overseas Bank	340,954	686,294
Infosys Technologies Ltd. sponsored ADR	70,100	2,761,239
JSW Steel Ltd.	98,829	1,713,663
LANCO Infratech Ltd.	141,892	1,048,572
Larsen & Toubro Ltd.	39,415	2,417,356
Reliance Industries Ltd.	73,085	3,797,595
Rolta India Ltd.	147,786	1,084,997
Sintex Industries Ltd.	150,364	1,114,718
Tata Power Co. Ltd.	82,332	2,243,595
TOTAL INDIA		28,140,945
Indonesia - 3.8%
Bayan Resources Group (i)	821,500	523,736
PT Astra Agro Lestari Tbk	489,000	1,177,144
PT Astra International Tbk	1,404,000	3,480,089
PT Bank CIMB Niaga Tbk	8,819,500	930,662
PT Bank Mandiri Persero Tbk	2,375,500	776,817
PT Bank Rakyat Indonesia Tbk	4,930,500	3,305,959
PT Bumi Resources Tbk	8,735,500	6,481,392
PT International Nickel Indonesia Tbk	3,660,000	1,850,613
PT Perusahaan Gas Negara Tbk Series B	2,405,000	3,225,163
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (a)	1,109,000	963,020
TOTAL INDONESIA		22,714,595
Ireland - 0.1%
Dragon Oil PLC (a)	75,515	438,017
Israel - 1.7%
Check Point Software Technologies Ltd. (a)	126,000	2,876,580
Common Stocks - continued
	Shares	Value
Israel - continued
Israel Chemicals Ltd.	385,100	$ 7,188,387
Orpak Systems Ltd.	19,400	36,955
TOTAL ISRAEL		10,101,922
Kazakhstan - 0.7%
JSC Halyk Bank of Kazakhstan:
GDR (e)	25,900	334,110
unit	130,990	1,689,771
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	83,677	2,133,764
TOTAL KAZAKHSTAN		4,157,645
Korea (South) - 9.7%
CJ CheilJedang Corp. (a)	5,284	1,216,534
Daehan Steel Co. Ltd.	7,190	586,294
Daelim Industrial Co.	16,780	1,500,319
Doosan Co. Ltd. (a)	19,911	3,240,688
GS Engineering & Construction Corp.	18,300	1,812,317
Hanjin Heavy Industries & Consolidated Co. Ltd.	25,461	1,095,677
Hyundai Engineering & Construction Co. Ltd.	26,608	1,785,331
Hyundai Heavy Industries Co. Ltd.	5,590	1,701,621
Hyundai Steel Co.	23,340	1,584,240
Kookmin Bank	87,719	4,973,247
Korea Gas Corp.	24,851	1,878,820
Kyeryong Construction Industrial Co. Ltd.	18,840	437,900
LG Electronics, Inc.	23,858	2,436,930
LG Household & Health Care Ltd.	9,340	1,820,308
MegaStudy Co. Ltd.	11,636	2,914,434
Meritz Fire & Marine Insurance Co. Ltd.	231,680	2,263,253
NHN Corp. (a)	15,775	2,590,522
Samsung Electronics Co. Ltd.	29,281	16,196,707
Samsung Fire & Marine Insurance Co. Ltd.	1,210	238,691
Shinhan Financial Group Co. Ltd.	116,570	5,431,758
Taewoong Co. Ltd.	21,137	2,078,315
TOTAL KOREA (SOUTH)		57,783,906
Lebanon - 0.2%
Solidere GDR	31,800	1,147,344
Luxembourg - 1.7%
Evraz Group SA GDR	51,393	4,933,728
MHP SA:
GDR (a)(e)	58,900	954,180
Common Stocks - continued
	Shares	Value
Luxembourg - continued
MHP SA: - continued
GDR (Reg. S)	23,000	$ 372,600
Tenaris SA sponsored ADR	66,100	3,982,525
TOTAL LUXEMBOURG		10,243,033
Malaysia - 1.1%
DiGi.com Bhd	204,400	1,563,133
Genting Bhd	698,600	1,265,891
IJM Corp. Bhd	160,000	270,270
KNM Group Bhd	2,487,750	1,482,259
Parkson Holdings Bhd	49,890	69,871
Public Bank Bhd	520,300	1,661,892
UEM World Bhd	381,900	346,009
TOTAL MALAYSIA		6,659,325
Mexico - 2.9%
America Movil SAB de CV Series L sponsored ADR	133,200	6,725,268
Banco Compartamos SA de CV	131,800	499,164
Desarrolladora Homex Sab de CV sponsored ADR (a)(d)	39,300	2,196,870
Grupo Financiero Banorte SA de CV Series O	889,100	3,849,075
Grupo Mexico SA de CV Series B	1,181,304	2,094,584
Urbi, Desarrollos Urbanos, SA de CV (a)	548,400	1,832,762
TOTAL MEXICO		17,197,723
Netherlands - 0.0%
A&D Pharma Holdings NV (Reg. S) unit	4,200	14,340
Nigeria - 0.2%
Guaranty Trust Bank PLC:
(Reg. S) unit	88,362	1,016,163
sponsored GDR (e)	34,472	396,428
TOTAL NIGERIA		1,412,591
Norway - 0.2%
Telenor ASA	75,400	1,134,545
Oman - 0.3%
BankMuscat SAOG sponsored GDR	107,270	1,925,497
Panama - 0.1%
Intergroup Financial Services Corp.	27,000	553,230
Intergroup Financial Services Corp. (a)(e)	16,076	329,397
TOTAL PANAMA		882,627
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.1%
Oil Search Ltd.	140,191	$ 756,422
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	51,200	1,377,792
Philippines - 0.5%
Ayala Corp.	62,496	416,876
GMA Networks, Inc. unit	569,000	82,343
International Container Terminal Services, Inc.	383,000	259,808
Megaworld Corp.	11,655,000	384,767
PNOC Energy Development Corp.	3,911,000	428,906
Robinsons Land Corp.	1,238,000	207,150
Security Bank Corp.	230,000	301,639
SM Investments Corp.	101,094	617,193
Vista Land & Lifescapes, Inc.	5,106,000	244,765
TOTAL PHILIPPINES		2,943,447
Poland - 0.9%
Globe Trade Centre SA (a)	45,900	653,300
Kopex SA (a)	36,500	388,659
Powszechna Kasa Oszczednosci Bank SA	155,300	3,949,835
Trakcja Polska SA	100,053	241,384
TOTAL POLAND		5,233,178
Romania - 0.0%
Banca Transilvania SA (a)	102	14
Russia - 13.4%
Bank St. Petersburg OJSC	263,700	1,450,350
Comstar United TeleSystems OJSC GDR (Reg. S)	167,400	1,473,120
JSC MMC 'Norilsk Nickel' sponsored ADR	92,712	2,007,215
LSR Group OJSC (a)	10,200	622,200
LSR Group OJSC GDR (Reg. S)	200	2,600
Lukoil Oil Co. sponsored ADR	113,863	9,416,470
Mechel Steel Group OAO sponsored ADR (d)	130,900	2,777,698
Mobile TeleSystems OJSC sponsored ADR	82,500	5,890,500
Novolipetsk Iron & Steel Corp.	5,300	235,850
Novorossiysk Commercial Sea Port JSC GDR (a)(e)	26,900	363,150
OAO Gazprom sponsored ADR	509,370	24,195,072
OAO Raspadskaya	202,000	1,424,100
OAO TatNeft unit	28,850	3,447,575
OAO TMK	169,900	1,359,200
OJSC Rosneft unit	477,900	5,089,635
Pharmstandard OJSC unit (a)	13,000	357,500
Rosinter Restaurants Holding (a)	5,000	225,000
Common Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation) (a)	1,410,000	$ 4,201,800
Sberbank (Savings Bank of the Russian Federation) GDR	8,800	3,070,317
Uralkali JSC (a)	242,300	2,701,645
Uralkali JSC GDR (Reg. S) unit (a)	26,200	1,545,800
Vimpel Communications sponsored ADR	229,200	5,782,716
VSMPO-Avisma Corp.	900	126,000
Wimm-Bill-Dann Foods OJSC sponsored ADR (d)	16,905	1,644,857
TOTAL RUSSIA		79,410,370
Singapore - 0.4%
Keppel Corp. Ltd.	115,200	898,078
Straits Asia Resources Ltd.	662,000	1,345,883
TOTAL SINGAPORE		2,243,961
Slovenia - 0.1%
Nova Kreditna banka Maribor d.d.	8,959	380,224
South Africa - 7.6%
African Bank Investments Ltd.	460,147	1,740,522
African Rainbow Minerals Ltd.	94,326	3,188,622
Aspen Pharmacare Holdings Ltd.	415,659	2,379,047
Aveng Ltd.	107,100	905,109
Bell Equipment Ltd.	69,052	350,138
Bidvest Group Ltd.	92	1,273
Blue Label Telecoms Ltd.	77,388	64,874
Exxaro Resources Ltd.	182,300	2,709,024
FirstRand Ltd.	1,065,873	2,429,191
Illovo Sugar Ltd.	263,939	836,463
Impala Platinum Holdings Ltd.	159,664	5,349,882
Kumba Iron Ore Ltd.	59,000	2,058,789
Mr. Price Group Ltd.	416,700	1,110,996
MTN Group Ltd.	369,732	6,390,374
Murray & Roberts Holdings Ltd.	289,661	3,790,367
Northam Platinum Ltd.	107,950	779,863
Raubex Group Ltd.	459,200	2,159,439
Sasol Ltd.	52,000	2,799,757
Sasol Ltd. sponsored ADR	113,000	5,982,220
TOTAL SOUTH AFRICA		45,025,950
Switzerland - 0.3%
Orascom Development Holding AG	16,833	1,839,213
Taiwan - 4.9%
Asia Cement Corp.	1,019,000	1,488,321
Common Stocks - continued
	Shares	Value
Taiwan - continued
AU Optronics Corp.	561,698	$ 623,947
AU Optronics Corp. sponsored ADR (d)	80,174	905,966
China Steel Corp.	3,020,767	4,302,833
First Financial Holding Co. Ltd.	3,732,000	3,122,828
Fubon Financial Holding Co. Ltd.	2,212,000	1,952,518
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,455,014	7,031,471
HTC Corp.	198,900	3,121,478
Innolux Display Corp.	703,553	1,095,032
Siliconware Precision Industries Co. Ltd.	2,334,379	3,043,347
Taiwan Cement Corp.	1,779,357	2,257,067
TOTAL TAIWAN		28,944,808
Thailand - 1.3%
Mermaid Maritime PLC	445,000	387,268
Minor International PCL (For. Reg.)	3,537,494	1,392,216
PTT Exploration & Production PCL (For. Reg.)	465,800	2,083,184
PTT PCL (For. Reg.)	34,200	254,920
Siam Commercial Bank PCL (For. Reg.)	1,250,700	2,778,090
Total Access Communication PCL:
unit	419,000	549,672
(For. Reg.)	262,200	343,971
TOTAL THAILAND		7,789,321
Turkey - 3.0%
Anadolu Efes Biracilik ve Malt Sanyii AS	274,646	3,096,934
Asya Katilim Bankasi AS	964,000	2,456,157
Bagfas Bandirma Gubre Fabrikalari AS	14,609	1,659,899
Enka Insaat ve Sanayi AS	275,253	3,222,243
Tekfen Holding AS	161,665	1,120,209
Tupras-Turkiye Petrol Rafinerileri AS	147,650	4,035,195
Turkiye Garanti Bankasi AS (a)	730,375	2,464,446
TOTAL TURKEY		18,055,083
United Arab Emirates - 0.1%
Depa Ltd. GDR (a)(e)	23,200	162,400
DP World Ltd.	589,400	447,944
TOTAL UNITED ARAB EMIRATES		610,344
United Kingdom - 1.3%
Aricom PLC (a)	332,900	351,092
Cairn Energy PLC (a)	18,700	1,008,917
Eurasian Natural Resources Corp. PLC	62,800	1,304,706
Imperial Energy PLC (a)	39,700	814,368
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Randgold Resources Ltd. sponsored ADR	25,300	$ 1,294,854
Sibir Energy PLC	234,315	2,862,619
TOTAL UNITED KINGDOM		7,636,556
United States of America - 1.1%
Central European Distribution Corp. (a)	20,300	1,481,088
CTC Media, Inc. (a)	95,496	2,206,913
Freeport-McMoRan Copper & Gold, Inc. Class B	27,200	2,631,600
Nucor Corp.	8,700	497,814
TOTAL UNITED STATES OF AMERICA		6,817,415
TOTAL COMMON STOCKS (Cost $520,678,044)		561,949,574
Nonconvertible Preferred Stocks - 0.3%

Brazil - 0.2%
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	29,000	1,255,901
Korea (South) - 0.0%
Samsung Electronics Co. Ltd.	320	117,619
South Africa - 0.1%
Allied Electronics Corp. Ltd.	45,500	217,070
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,699,639)		1,590,590
Investment Companies - 0.1%

Romania - 0.1%
SIF 1 Banat-Crisana Arad Fund	190,100	130,711
SIF 3 Transilvania Brasov Fund	583,700	251,165
TOTAL INVESTMENT COMPANIES (Cost $742,802)		381,876
Convertible Bonds - 0.1%
		Principal Amount (h)
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13 (f)(g)	BRL	555	41,088
Convertible Bonds - continued
		Principal Amount (h)	Value
Cayman Islands - 0.1%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13		$ 480,000	$ 386,400
TOTAL CONVERTIBLE BONDS (Cost $514,686)			427,488
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	37,348,954	37,348,954
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	6,827,775	6,827,775
TOTAL MONEY MARKET FUNDS (Cost $44,176,729)		44,176,729
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $567,811,900)		608,526,257
NET OTHER ASSETS - (2.4)%		(14,133,525)
NET ASSETS - 100%		$ 594,392,732
Currency Abbreviation
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,605,152 or 0.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,088 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13	8/22/07	$ 34,686
(h) Principal amount is stated in United States dollars unless otherwise noted.
(i) Security or a portion of the securitiy purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 622,498
Fidelity Securities Lending Cash Central Fund	57,371
Total	$ 679,869
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $569,210,046. Net unrealized appreciation aggregated $39,316,211, of which $95,618,374 related to appreciated investment securities and $56,302,163 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.804846.104

AEUR-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR	8,600	$ 114,380
Australia - 0.9%
CSL Ltd.	13,448	438,151
Belgium - 2.0%
Fortis	19,200	269,668
InBev SA	5,300	355,212
Umicore SA	7,300	327,563
TOTAL BELGIUM		952,443
Bermuda - 1.7%
Aquarius Platinum Ltd. (United Kingdom)	20,500	201,189
Seadrill Ltd.	20,300	606,146
TOTAL BERMUDA		807,335
Canada - 2.0%
Bombardier, Inc. Class B (sub. vtg.)	39,000	279,592
Canadian Natural Resources Ltd.	2,400	187,551
Nexen, Inc.	4,300	135,277
Petrobank Energy & Resources Ltd. (a)	3,400	136,817
Silver Wheaton Corp. (a)	18,900	242,746
TOTAL CANADA		981,983
Cyprus - 0.6%
Bank of Cyprus Public Co. Ltd.	23,700	313,954
Denmark - 0.7%
Carlsberg AS Series A	1,900	154,274
Vestas Wind Systems AS (a)	1,600	208,667
TOTAL DENMARK		362,941
Finland - 2.5%
Fortum Oyj	8,400	370,275
Nokia Corp. sponsored ADR	30,600	835,992
TOTAL FINLAND		1,206,267
France - 9.8%
Alstom SA	5,000	559,671
AXA SA	7,600	223,368
BNP Paribas SA	7,700	759,059
Cap Gemini SA	5,900	376,654
GDF Suez	4,868	304,774
Groupe Danone	8,100	600,760
Pernod Ricard SA	4,400	382,897
Common Stocks - continued
	Shares	Value
France - continued
Pinault Printemps-Redoute SA	3,400	$ 368,836
Societe Generale Series A	475	43,955
Suez Environnement SA rights 6/22/10 (a)	5,100	36,489
Total SA sponsored ADR	14,400	1,101,600
TOTAL FRANCE		4,758,063
Germany - 13.2%
Adidas-Salomon AG	6,300	385,666
Allianz AG (Reg.)	2,200	373,036
Commerzbank AG	8,600	276,530
Deutsche Telekom AG (Reg.)	28,000	485,336
E.ON AG	7,200	1,372,064
ESCADA AG (a)	3,100	62,360
Fresenius AG	3,800	330,834
GEA Group AG	5,900	194,121
K&S AG	3,000	368,907
Linde AG	3,000	414,810
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	4,100	680,557
RWE AG	7,100	849,560
SAP AG sponsored ADR	6,500	375,765
SolarWorld AG	6,200	288,976
TOTAL GERMANY		6,458,522
Ireland - 0.3%
C&C Group PLC	33,700	157,325
Italy - 4.5%
A2A SpA	56,300	202,823
ENI SpA sponsored ADR	11,900	802,060
Fiat SpA	20,000	344,087
IFIL Finanziaria di Partecipazioni SpA	8,264	56,369
Intesa Sanpaolo SpA	80,200	450,433
Prysmian SpA	2,600	64,126
UniCredit SpA	45,200	269,110
TOTAL ITALY		2,189,008
Luxembourg - 1.8%
ArcelorMittal SA (France)	10,100	893,329
Netherlands - 1.8%
Koninklijke KPN NV	49,100	854,724
Norway - 2.5%
Petroleum Geo-Services ASA	19,350	446,537
Pronova BioPharma ASA	73,600	254,472
Common Stocks - continued
	Shares	Value
Norway - continued
Renewable Energy Corp. AS (a)	10,400	$ 301,179
Telenor ASA	14,200	213,668
TOTAL NORWAY		1,215,856
Papua New Guinea - 0.8%
Lihir Gold Ltd. (a)	64,004	163,933
New Britain Palm Oil Ltd.	27,900	218,018
TOTAL PAPUA NEW GUINEA		381,951
Russia - 0.5%
OAO Gazprom sponsored ADR	5,600	266,000
South Africa - 0.6%
Exxaro Resources Ltd.	18,900	280,859
Spain - 4.7%
Iberdrola SA	23,200	315,142
Inditex SA	3,300	158,751
Repsol YPF SA sponsored ADR	11,200	374,416
Tecnicas Reunidas SA	6,700	503,286
Telefonica SA sponsored ADR	12,100	941,743
TOTAL SPAIN		2,293,338
Sweden - 2.2%
H&M Hennes & Mauritz AB (B Shares)	7,300	389,393
Modern Times Group MTG AB (B Shares)	5,950	334,044
TELE2 AB (B Shares)	20,250	353,535
TOTAL SWEDEN		1,076,972
Switzerland - 13.6%
ABB Ltd. sponsored ADR (a)	14,000	367,080
Credit Suisse Group (Reg.)	13,025	650,563
Julius Baer Holding AG	5,862	371,707
Nestle SA (Reg.)	36,001	1,579,409
Novartis AG (Reg.)	15,367	912,403
Roche Holding AG (participation certificate)	4,613	852,428
SGS Societe Generale de Surveillance Holding SA (Reg.)	136	191,258
Sonova Holding AG	6,291	457,293
Sulzer AG (Reg.)	1,294	155,143
Syngenta AG sponsored ADR	8,300	482,147
UBS AG (NY Shares)	380	7,338
Zurich Financial Services AG (Reg.)	2,251	591,730
TOTAL SWITZERLAND		6,618,499
Common Stocks - continued
	Shares	Value
United Kingdom - 30.0%
Aegis Group PLC	126,200	$ 270,906
Anglo American PLC (United Kingdom)	13,700	783,202
Barclays PLC	36,300	246,497
Bellway PLC	19,500	183,146
BG Group PLC	37,700	852,047
Bovis Homes Group PLC	37,700	248,110
British American Tobacco PLC	18,000	649,591
Capita Group PLC	22,600	306,662
easyJet PLC (a)	30,500	199,937
GlaxoSmithKline PLC	42,900	995,028
HSBC Holdings PLC sponsored ADR	20,200	1,666,702
Informa PLC	40,400	347,983
Kesa Electricals PLC	92,600	274,070
Lloyds TSB Group PLC	23,600	137,618
Man Group PLC	45,500	549,611
Persimmon PLC	14,800	84,057
Prudential PLC	32,400	346,975
Reckitt Benckiser Group PLC	11,900	648,804
Redrow PLC	16,100	41,453
Rio Tinto PLC (Reg.)	8,900	931,370
Royal Bank of Scotland Group PLC	61,900	256,832
Royal Dutch Shell PLC Class A (United Kingdom)	52,500	1,864,082
Scottish & Southern Energy PLC	10,000	277,015
SSL International PLC	32,800	271,852
Standard Chartered PLC (United Kingdom)	14,400	438,435
Vodafone Group PLC	202,200	541,671
Vodafone Group PLC sponsored ADR	18,650	500,380
William Morrison Supermarkets PLC	74,600	380,557
WPP Group PLC	32,300	306,615
TOTAL UNITED KINGDOM		14,601,208
TOTAL COMMON STOCKS (Cost $48,966,135)		47,223,108
Nonconvertible Preferred Stocks - 0.2%

Italy - 0.2%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $88,109)	4,700	98,144
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 2.35% (b) (Cost $1,142,876)	1,142,876	$ 1,142,876
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $50,197,120)		48,464,128
NET OTHER ASSETS - 0.6%		274,253
NET ASSETS - 100%		$ 48,738,381
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,572
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $50,235,962. Net unrealized depreciation aggregated $1,771,834, of which $3,074,975 related to appreciated investment securities and $4,846,809 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Global Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.804860.104

AGLO-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Australia - 0.6%
CSL Ltd.	5,870	$ 191,251
Bermuda - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	13,800	135,435
Covidien Ltd.	1,900	93,556
TOTAL BERMUDA		228,991
Brazil - 1.9%
Iguatemi Empresa de Shopping Centers SA	7,000	89,366
MRV Engenharia e Participacoes SA	8,800	204,067
Redecard SA	5,000	92,285
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,900	250,097
TOTAL BRAZIL		635,815
Canada - 5.7%
Absolute Software Corp. (a)	27,200	288,245
Agnico-Eagle Mines Ltd.	2,600	142,462
Consolidated Thompson Iron Mines Ltd. (a)	24,600	173,955
EnCana Corp.	2,900	209,318
Goldcorp, Inc.	6,500	242,199
Mercator Minerals Ltd. (a)	44,200	401,485
Potash Corp. of Saskatchewan, Inc.	1,200	245,124
Silver Wheaton Corp. (a)	12,600	161,830
TOTAL CANADA		1,864,618
Cayman Islands - 1.1%
Chaoda Modern Agriculture (Holdings) Ltd.	210,000	243,604
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	3,400	113,764
TOTAL CAYMAN ISLANDS		357,368
China - 0.4%
Focus Media Holding Ltd. ADR (a)	4,600	136,666
Czech Republic - 0.7%
Ceske Energeticke Zavody AS	2,700	224,509
Denmark - 0.4%
Vestas Wind Systems AS (a)	1,000	130,417
Finland - 1.6%
Fortum Oyj	4,000	176,322
Nokian Tyres Ltd.	3,876	166,888
Outotec Oyj	3,800	193,541
TOTAL FINLAND		536,751
Common Stocks - continued
	Shares	Value
France - 3.1%
Alstom SA	1,900	$ 212,675
AXA SA	10,400	305,662
Bouygues SA	2,600	168,079
Saft Groupe SA	2,700	106,259
Vivendi	5,624	235,135
TOTAL FRANCE		1,027,810
Germany - 5.7%
Allianz AG (Reg.)	2,100	356,080
Deutsche Postbank AG	2,600	183,671
E.ON AG	1,500	285,847
Linde AG	1,000	138,270
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,500	248,984
Q-Cells AG (a)	2,100	203,452
RWE AG	2,200	263,244
Wirecard AG	18,943	180,138
TOTAL GERMANY		1,859,686
Greece - 0.6%
Public Power Corp. of Greece	6,700	207,066
Hong Kong - 0.5%
CNOOC Ltd.	113,000	166,715
India - 1.2%
Reliance Industries Ltd. sponsored GDR (c)	1,758	181,953
Rural Electrification Corp. Ltd.	1,056	2,181
Satyam Computer Services Ltd. sponsored ADR	9,700	206,998
TOTAL INDIA		391,132
Indonesia - 0.5%
PT Bumi Resources Tbk	227,500	168,796
Ireland - 0.5%
Dragon Oil PLC (a)	26,339	152,777
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,100	183,844
Italy - 1.4%
Prysmian SpA	5,100	125,786
UniCredit SpA	53,800	320,312
TOTAL ITALY		446,098
Japan - 7.0%
Canon, Inc. sponsored ADR	3,800	173,394
East Japan Railway Co.	28	219,020
Common Stocks - continued
	Shares	Value
Japan - continued
Hisamitsu Pharmaceutical Co., Inc.	3,700	$ 155,010
Itochu Corp.	13,000	129,181
Mitsubishi Corp.	7,700	224,367
Mitsui & Co. Ltd.	11,000	225,668
ORIX Corp.	1,320	202,851
Sankyo Co. Ltd. (Gunma)	2,500	152,238
Sanyo Electric Co. Ltd. (a)	65,000	144,967
SHIMANO, Inc.	3,100	143,665
Sony Financial Holdings, Inc.	26	98,322
Sumitomo Mitsui Financial Group, Inc.	30	232,750
Wacom Co. Ltd.	83	184,325
TOTAL JAPAN		2,285,758
Korea (South) - 0.9%
Korea Gas Corp.	2,333	176,383
KT&G Corp.	1,150	101,983
TOTAL KOREA (SOUTH)		278,366
Mexico - 1.0%
America Movil SAB de CV Series L sponsored ADR	3,100	156,519
Desarrolladora Homex Sab de CV (a)	20,000	186,934
TOTAL MEXICO		343,453
Netherlands Antilles - 1.1%
Schlumberger Ltd. (NY Shares)	3,500	355,600
Norway - 0.9%
Renewable Energy Corp. AS (a)	4,900	141,902
Telenor ASA	11,000	165,517
TOTAL NORWAY		307,419
Russia - 1.6%
OAO Gazprom sponsored ADR	11,145	529,388
South Africa - 1.1%
African Rainbow Minerals Ltd.	4,800	162,261
Aveng Ltd.	23,100	195,220
TOTAL SOUTH AFRICA		357,481
Spain - 1.1%
Telefonica SA	13,300	345,092
Sweden - 0.4%
Modern Times Group MTG AB (B Shares)	2,600	145,969
Common Stocks - continued
	Shares	Value
Switzerland - 3.5%
ACE Ltd.	5,500	$ 278,850
Lonza Group AG	714	103,505
Nestle SA (Reg.)	10,780	472,932
Zurich Financial Services AG (Reg.)	1,110	291,790
TOTAL SWITZERLAND		1,147,077
United Kingdom - 9.0%
BAE Systems PLC	24,900	220,958
BG Group PLC	11,000	248,608
Cairn Energy PLC (a)	3,000	161,858
Imperial Energy PLC (a)	4,700	96,411
Imperial Tobacco Group PLC	7,700	287,580
Informa PLC	25,700	221,365
Man Group PLC	25,700	310,440
Prudential PLC	21,300	228,104
Reckitt Benckiser Group PLC	3,800	207,181
Sibir Energy PLC	13,000	158,821
Vedanta Resources PLC	5,100	201,674
Vodafone Group PLC sponsored ADR	13,000	348,790
Xstrata PLC	3,400	243,873
TOTAL UNITED KINGDOM		2,935,663
United States of America - 39.4%
Amazon.com, Inc. (a)	3,600	274,824
American Express Co.	3,800	141,056
Applied Materials, Inc.	9,000	155,880
Baxter International, Inc.	2,100	144,081
Berkshire Hathaway, Inc. Class B (a)	160	612,640
Chesapeake Energy Corp.	13,200	661,980
Cogent Communications Group, Inc. (a)	17,805	214,728
Corporate Executive Board Co.	6,700	251,116
EOG Resources, Inc.	1,400	140,742
Equinix, Inc. (a)	6,400	520,704
First Solar, Inc. (a)	200	57,022
Fluor Corp.	1,700	138,295
Genentech, Inc. (a)	6,490	618,173
Google, Inc. Class A (sub. vtg.) (a)	1,530	724,837
Hess Corp.	3,800	385,320
Hewlett-Packard Co.	10,500	470,400
Hudson City Bancorp, Inc.	7,500	136,950
Juniper Networks, Inc. (a)	6,300	163,989
Lamar Advertising Co. Class A (a)	7,700	292,446
Common Stocks - continued
	Shares	Value
United States of America - continued
Landstar System, Inc.	12,800	$ 647,424
Lockheed Martin Corp.	1,500	156,495
Medco Health Solutions, Inc. (a)	2,130	105,605
Microchip Technology, Inc.	9,200	293,756
MSCI, Inc. Class A	4,400	130,900
National Oilwell Varco, Inc. (a)	4,600	361,698
Noble Energy, Inc.	8,400	620,508
Norfolk Southern Corp.	5,500	395,560
NRG Energy, Inc. (a)	11,900	431,851
Philip Morris International, Inc.	4,800	247,920
Polo Ralph Lauren Corp. Class A	4,700	278,099
Procter & Gamble Co.	6,400	419,072
Quicksilver Gas Services LP	6,400	134,592
Southwestern Energy Co. (a)	11,750	426,643
The Mosaic Co.	3,100	394,351
The Walt Disney Co.	15,400	467,390
Valero Energy Corp.	11,000	367,510
VCA Antech, Inc. (a)	13,400	390,476
Visa, Inc.	3,400	248,404
Wells Fargo & Co.	9,800	296,646
TOTAL UNITED STATES OF AMERICA		12,920,083
TOTAL COMMON STOCKS (Cost $30,814,243)		30,861,659
Convertible Preferred Stocks - 1.1%

United States of America - 1.1%
CIT Group, Inc. Series C, 8.75%	2,200	103,224
Freeport-McMoRan Copper & Gold, Inc. 6.75%	1,200	167,684
Lehman Brothers Holdings, Inc. Series P, 7.25%	160	104,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $486,750)		374,908
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 2.35% (b) (Cost $866,448)	866,448	$ 866,448
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $32,167,441)		32,103,015
NET OTHER ASSETS - 2.1%		673,480
NET ASSETS - 100%		$ 32,776,495
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $181,953 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,473
Fidelity Securities Lending Cash Central Fund	8,891
Total	$ 54,364
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $32,270,346. Net unrealized depreciation aggregated $167,331, of which $2,551,136 related to appreciated investment securities and $2,718,467 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.804862.104

AICAP-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 1.0%
CSL Ltd.	77,149	$ 2,513,599
Bermuda - 1.2%
Aquarius Platinum Ltd. (United Kingdom)	180,400	1,770,465
Covidien Ltd.	24,500	1,206,380
TOTAL BERMUDA		2,976,845
Brazil - 3.5%
Iguatemi Empresa de Shopping Centers SA	103,000	1,314,964
MRV Engenharia e Participacoes SA	115,700	2,683,016
Redecard SA	65,200	1,203,398
Uniao de Bancos Brasileiros SA (Unibanco) GDR	25,800	3,396,054
TOTAL BRAZIL		8,597,432
Canada - 8.8%
Absolute Software Corp. (a)	352,800	3,738,712
Agnico-Eagle Mines Ltd.	34,000	1,862,968
Consolidated Thompson Iron Mines Ltd. (a)	327,100	2,313,038
EnCana Corp.	39,000	2,814,963
Mercator Minerals Ltd. (a)	585,400	5,317,400
Potash Corp. of Saskatchewan, Inc.	15,700	3,207,039
Silver Wheaton Corp. (a)	166,800	2,142,326
TOTAL CANADA		21,396,446
Cayman Islands - 1.9%
Chaoda Modern Agriculture (Holdings) Ltd.	2,784,000	3,229,491
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(c)	44,000	1,472,240
TOTAL CAYMAN ISLANDS		4,701,731
China - 0.7%
Focus Media Holding Ltd. ADR (a)(c)	59,900	1,779,629
Czech Republic - 1.2%
Ceske Energeticke Zavody AS	35,700	2,968,511
Denmark - 0.7%
Vestas Wind Systems AS (a)	13,100	1,708,461
Finland - 2.9%
Fortum Oyj	52,400	2,309,813
Nokian Tyres Ltd.	50,500	2,174,360
Outotec Oyj	50,322	2,562,989
TOTAL FINLAND		7,047,162
France - 5.5%
Alstom SA	24,600	2,753,579
Common Stocks - continued
	Shares	Value
France - continued
AXA SA	137,500	$ 4,041,201
Bouygues SA	33,900	2,191,491
Saft Groupe SA	35,800	1,408,914
Vivendi	73,095	3,056,044
TOTAL FRANCE		13,451,229
Germany - 10.1%
Allianz AG (Reg.)	27,600	4,679,903
Deutsche Postbank AG	34,500	2,437,178
E.ON AG	21,200	4,039,966
Linde AG	13,200	1,825,166
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	19,700	3,269,991
Q-Cells AG (a)(c)	27,725	2,686,053
RWE AG	29,000	3,470,035
Wirecard AG (c)	253,200	2,407,795
TOTAL GERMANY		24,816,087
Greece - 1.1%
Public Power Corp. of Greece	89,200	2,756,757
Hong Kong - 0.9%
CNOOC Ltd.	1,501,000	2,214,502
India - 2.1%
Reliance Industries Ltd. sponsored GDR (d)	22,643	2,343,551
Rural Electrification Corp. Ltd.	15,167	31,328
Satyam Computer Services Ltd. sponsored ADR	127,400	2,718,716
TOTAL INDIA		5,093,595
Indonesia - 0.9%
PT Bumi Resources Tbk	2,987,000	2,216,235
Ireland - 0.8%
Dragon Oil PLC (a)	345,400	2,003,459
Israel - 1.0%
Teva Pharmaceutical Industries Ltd. sponsored ADR	54,100	2,425,844
Italy - 2.4%
Prysmian SpA	69,200	1,706,746
UniCredit SpA	714,100	4,251,573
TOTAL ITALY		5,958,319
Japan - 12.4%
Canon, Inc. sponsored ADR	49,100	2,240,433
East Japan Railway Co.	363	2,839,441
Hisamitsu Pharmaceutical Co., Inc.	47,900	2,006,748
Common Stocks - continued
	Shares	Value
Japan - continued
Itochu Corp.	165,000	$ 1,639,609
Mitsubishi Corp.	102,600	2,989,618
Mitsui & Co. Ltd.	152,000	3,118,321
ORIX Corp.	17,220	2,646,284
Sankyo Co. Ltd. (Gunma)	33,400	2,033,905
Sanyo Electric Co. Ltd. (a)	868,000	1,935,873
SHIMANO, Inc.	40,400	1,872,277
Sony Financial Holdings, Inc.	348	1,316,007
Sumitomo Mitsui Financial Group, Inc.	426	3,305,056
Wacom Co. Ltd. (c)	1,111	2,467,287
TOTAL JAPAN		30,410,859
Korea (South) - 1.5%
Korea Gas Corp.	30,376	2,296,529
KT&G Corp.	15,070	1,336,426
TOTAL KOREA (SOUTH)		3,632,955
Mexico - 1.8%
America Movil SAB de CV Series L sponsored ADR	40,900	2,065,041
Desarrolladora Homex Sab de CV (a)	247,100	2,309,567
TOTAL MEXICO		4,374,608
Norway - 1.7%
Renewable Energy Corp. AS (a)	64,100	1,856,308
Telenor ASA (a)	144,200	2,169,779
TOTAL NORWAY		4,026,087
Russia - 2.9%
OAO Gazprom sponsored ADR	146,773	6,971,714
South Africa - 1.9%
African Rainbow Minerals Ltd.	63,500	2,146,572
Aveng Ltd.	302,800	2,558,984
TOTAL SOUTH AFRICA		4,705,556
Spain - 1.9%
Telefonica SA	177,100	4,595,175
Sweden - 0.8%
Modern Times Group MTG AB (B Shares)	34,350	1,928,474
Switzerland - 4.7%
Lonza Group AG	9,479	1,374,129
Common Stocks - continued
	Shares	Value
Switzerland - continued
Nestle SA (Reg.)	146,240	$ 6,415,731
Zurich Financial Services AG (Reg.)	14,431	3,793,536
TOTAL SWITZERLAND		11,583,396
United Kingdom - 15.8%
BAE Systems PLC	324,400	2,878,660
BG Group PLC	146,500	3,311,006
Cairn Energy PLC (a)	39,400	2,125,740
Imperial Energy PLC (a)	62,200	1,275,911
Imperial Tobacco Group PLC	102,000	3,809,500
Informa PLC	338,300	2,913,928
Man Group PLC	340,100	4,108,195
Prudential PLC	279,740	2,995,762
Reckitt Benckiser Group PLC	49,800	2,715,165
Sibir Energy PLC	170,900	2,087,880
Vedanta Resources PLC	67,000	2,649,449
Vodafone Group PLC sponsored ADR	173,300	4,649,639
Xstrata PLC	44,800	3,213,389
TOTAL UNITED KINGDOM		38,734,224
United States of America - 3.0%
Baxter International, Inc.	28,200	1,934,802
First Solar, Inc. (a)	2,300	655,753
Medco Health Solutions, Inc. (a)	28,100	1,393,198
Philip Morris International, Inc.	64,500	3,331,425
TOTAL UNITED STATES OF AMERICA		7,315,178
TOTAL COMMON STOCKS (Cost $239,046,090)		232,904,069
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 2.31% (b)	4,801,266	4,801,266
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(e)	6,366,691	6,366,691
TOTAL MONEY MARKET FUNDS (Cost $11,167,957)		11,167,957
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $250,214,047)		244,072,026
NET OTHER ASSETS - 0.3%		705,856
NET ASSETS - 100%		$ 244,777,882
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,343,551 or 1.0% of net assets.

(e) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 304,111
Fidelity Securities Lending Cash Central Fund	263,838
Total	$ 567,949
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $251,483,439. Net unrealized depreciation aggregated $7,411,413, of which $11,075,677 related to appreciated investment securities and $18,487,090 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.804864.104

AJAF-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 24.3%
Auto Components - 4.0%
Denso Corp.	28,400	$ 737,777
NOK Corp.	21,000	305,589
Stanley Electric Co. Ltd.	53,200	1,097,136
Toyoda Gosei Co. Ltd.	11,800	325,378
		2,465,880
Automobiles - 13.8%
Honda Motor Co. Ltd.	45,700	1,458,827
Isuzu Motors Ltd.	81,000	348,529
Toyota Motor Corp.	115,400	4,974,373
Yamaha Motor Co. Ltd.	94,200	1,597,794
		8,379,523
Household Durables - 1.8%
Haseko Corp.	309,500	341,371
Sekisui House Ltd.	80,000	751,269
		1,092,640
Leisure Equipment & Products - 1.3%
Nikon Corp.	26,000	755,374
Sega Sammy Holdings, Inc.	3,900	36,509
		791,883
Media - 1.0%
Fuji Television Network, Inc.	442	611,647
Multiline Retail - 1.9%
Isetan Mitsukoshi Holdings Ltd. (a)	18,700	214,818
J Front Retailing Co. Ltd.	23,000	125,187
Marui Group Co. Ltd.	44,500	342,535
Takashimaya Co. Ltd.	53,000	448,001
		1,130,541
Specialty Retail - 0.5%
Yamada Denki Co. Ltd.	4,620	315,165
TOTAL CONSUMER DISCRETIONARY		14,787,279
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.4%
Aeon Co. Ltd.	69,300	845,837
Food Products - 0.2%
Ajinomoto Co., Inc.	14,000	143,893
TOTAL CONSUMER STAPLES		989,730
Common Stocks - continued
	Shares	Value
FINANCIALS - 22.0%
Capital Markets - 3.6%
Daiwa Securities Group, Inc.	45,000	$ 390,058
Matsui Securities Co. Ltd.	44,100	318,416
Nomura Holdings, Inc.	105,000	1,515,214
		2,223,688
Commercial Banks - 13.3%
Chiba Bank Ltd.	27,000	180,157
Mitsubishi UFJ Financial Group, Inc.	270,200	2,385,828
Mizuho Financial Group, Inc.	242	1,158,693
Sumitomo Mitsui Financial Group, Inc.	400	3,103,339
Sumitomo Trust & Banking Co. Ltd.	188,000	1,294,462
		8,122,479
Insurance - 2.5%
Sompo Japan Insurance, Inc.	59,000	583,801
T&D Holdings, Inc.	14,600	921,171
		1,504,972
Real Estate Management & Development - 2.6%
Mitsubishi Estate Co. Ltd.	33,000	794,744
Mitsui Fudosan Co. Ltd.	18,000	407,215
Tokyo Tatemono Co. Ltd.	37,000	184,160
Tokyu Land Corp.	38,000	190,416
		1,576,535
TOTAL FINANCIALS		13,427,674
INDUSTRIALS - 21.2%
Building Products - 2.2%
Asahi Glass Co. Ltd.	118,000	1,303,714
Commercial Services & Supplies - 0.8%
Dai Nippon Printing Co. Ltd.	33,000	454,099
Construction & Engineering - 1.4%
JGC Corp.	42,000	850,290
Electrical Equipment - 4.5%
Mitsubishi Electric Corp.	146,000	1,438,852
Sumitomo Electric Industries Ltd.	104,000	1,263,182
		2,702,034
Machinery - 5.9%
Daifuku Co. Ltd.	21,500	189,114
Fanuc Ltd.	2,200	174,698
Kubota Corp.	155,000	984,661
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
NGK Insulators Ltd.	26,000	$ 378,257
NSK Ltd.	95,000	782,433
THK Co. Ltd.	49,000	878,358
Toshiba Machine Co. Ltd.	39,000	213,996
		3,601,517
Trading Companies & Distributors - 5.4%
Mitsubishi Corp.	34,600	1,008,195
Mitsui & Co. Ltd.	49,000	1,005,248
Sumitomo Corp.	89,500	1,208,049
		3,221,492
Transportation Infrastructure - 1.0%
The Sumitomo Warehouse Co. Ltd.	145,000	631,662
TOTAL INDUSTRIALS		12,764,808
INFORMATION TECHNOLOGY - 20.5%
Electronic Equipment & Instruments - 8.5%
Dainippon Screen Manufacturing Co. Ltd.	246,000	905,200
Horiba Ltd.	12,100	265,799
Ibiden Co. Ltd.	11,900	355,158
Kyocera Corp.	5,000	430,609
Nidec Sankyo Corp.	56,000	327,000
Nippon Electric Glass Co. Ltd.	54,500	804,695
Omron Corp.	16,400	288,813
Topcon Corp.	37,500	279,799
Yaskawa Electric Corp.	117,000	994,430
Yokogawa Electric Corp.	65,600	551,974
		5,203,477
Office Electronics - 8.6%
Canon, Inc.	82,900	3,788,788
Konica Minolta Holdings, Inc.	88,500	1,453,166
		5,241,954
Semiconductors & Semiconductor Equipment - 3.4%
Advantest Corp.	26,900	553,144
Disco Corp.	7,600	304,310
Tokyo Electron Ltd.	21,700	1,216,176
		2,073,630
TOTAL INFORMATION TECHNOLOGY		12,519,061
Common Stocks - continued
	Shares	Value
MATERIALS - 6.4%
Chemicals - 3.6%
JSR Corp.	42,900	$ 771,397
Nitto Denko Corp.	13,300	383,381
Shin-Etsu Chemical Co. Ltd.	16,900	1,033,935
		2,188,713
Metals & Mining - 2.8%
Hitachi Metals Ltd.	24,000	398,183
Sumitomo Metal Industries Ltd.	262,000	1,260,367
		1,658,550
TOTAL MATERIALS		3,847,263
TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
KDDI Corp.	57	326,513
NTT DoCoMo, Inc.	542	880,319
		1,206,832
TOTAL COMMON STOCKS (Cost $66,209,368)		59,542,647
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 2.35% (b) (Cost $1,481,451)	1,481,451	1,481,451
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $67,690,819)		61,024,098
NET OTHER ASSETS - (0.5)%		(274,129)
NET ASSETS - 100%		$ 60,749,969
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,727
Fidelity Securities Lending Cash Central Fund	6,124
Total	$ 26,851
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $68,081,316. Net unrealized depreciation aggregated $7,057,218, of which $2,362,467 related to appreciated investment securities and $9,419,685 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.804865.104

ALAF-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.6%
	Shares	Value
Argentina - 0.2%
Banco Patagonia SA unit	16,600	$ 201,431
Grupo Clarin SA GDR (f)	41,600	332,800
TOTAL ARGENTINA		534,231
Bermuda - 2.8%
Credicorp Ltd. (NY Shares)	69,700	5,158,497
Dufry South America Ltd. unit	189,801	3,174,664
GP Investments, Ltd. unit	141,840	1,603,377
TOTAL BERMUDA		9,936,538
Brazil - 61.9%
Acucar Guarani SA	97,500	551,076
AES Tiete SA (PN) (non-vtg.)	151,545	1,744,055
All America Latina Logistica SA unit	141,700	1,847,946
B2W Companhia Global Do Varejo	49,600	1,859,762
Banco Bradesco SA:
(PN)	206,884	4,373,394
(PN) sponsored ADR	426,300	9,050,349
Banco Daycoval SA (PN)	149,900	1,075,091
Banco do Brasil SA	348,300	5,627,788
Banco do Estado do Rio Grande do Sul SA (f)	152,053	883,690
Banco Indusval SA	27,460	208,695
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	112,025	2,386,133
Bolsa de Mercadorias & Futuros - BM&F SA	19,800	174,632
Bovespa Holding SA	37,000	462,914
Brasil Telecom SA (PN)	59,200	695,670
Companhia Brasileira de Desenvolvimento Imobiliario Turistico	2,100	1,032,645
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	91,100	5,394,942
sponsored ADR	3,260	171,932
Companhia de Saneamento de Minas Gerais	78,100	1,445,483
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	114,500	2,719,375
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	194,300	7,614,617
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR	931,600	24,379,972
sponsored ADR	592,400	17,789,772
Construtora Tenda SA	215,300	1,464,392
Cyrela Brazil Realty SA	123,000	1,759,612
Eletropaulo Metropolitana SA (PN-B)	70,860	1,704,749
Equatorial Energia SA	73,000	699,323
Gerdau SA sponsored ADR	279,400	6,082,538
GVT Holding SA (a)	210,600	5,178,248
Common Stocks - continued
	Shares	Value
Brazil - continued
IronX Mineracao SA (a)	79,600	$ 1,355,813
LLX Logistica SA	79,600	261,809
Localiza Rent a Car SA	127,500	1,498,276
Metalurgica Gerdau SA (PN)	26,000	772,129
MMX Mineracao e Metalicos SA (a)	79,600	887,099
MPX Mineracao e Energia SA	1,900	837,272
MRV Engenharia e Participacoes SA	123,100	2,854,618
Multiplan Empreendimentos Imobiliarios SA	79,100	884,053
Net Servicos de Comunicacao SA:
sponsored ADR	7,500	94,200
(PN) (a)	321,900	4,064,352
PDG Realty S.A. Empreendimentos e Participacoes	135,600	2,056,776
Petroleo Brasileiro SA - Petrobras:
(ON)	19,800	552,346
(PN) (non-vtg.)	412,100	9,390,553
(PN) sponsored ADR (non-vtg.)	643,500	29,498,037
sponsored ADR	429,600	24,018,936
Porto Seguro SA	34,100	426,849
Profarma Distribuidora de Produtos Farmaceuticos SA	58,100	556,585
Rossi Residencial SA	61,400	487,028
Tegma Gestao Logistica	120,500	1,230,550
Tele Norte Leste Participacoes SA	35,200	919,903
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	79,400	1,874,634
Terna Participacoes SA unit	82,000	1,521,855
TIM Participacoes SA	83,300	223,971
TIM Participacoes SA sponsored ADR (non-vtg.)	18,400	496,800
Totvs SA	81,200	2,722,570
Tractebel Energia SA	101,000	1,525,514
Uniao de Bancos Brasileiros SA (Unibanco):
unit	21,700	285,351
GDR	74,200	9,766,946
Usinas Siderurgicas de Minas Gerais SA - Usiminas	30,750	1,286,127
Vivo Participacoes SA:
(PN)	25,800	146,647
(PN) sponsored ADR	422,700	2,405,163
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	4,980	120,509
sponsored ADR (non-vtg.)	141,550	3,428,341
TOTAL BRAZIL		216,830,407
Chile - 2.2%
CAP SA	148,623	6,230,818
Common Stocks - continued
	Shares	Value
Chile - continued
Sociedad Quimica y Minera de Chile SA (SQM) (PN-B) sponsored ADR	25,300	$ 1,035,529
Vina Concha y Toro SA sponsored ADR (a)	16,685	589,815
TOTAL CHILE		7,856,162
Luxembourg - 3.2%
Tenaris SA sponsored ADR	141,100	8,501,275
Ternium SA sponsored ADR	72,400	2,526,036
TOTAL LUXEMBOURG		11,027,311
Mexico - 18.6%
Alsea SAB de CV	1,070,986	1,206,598
America Movil SAB de CV Series L sponsored ADR	405,000	20,448,450
Banco Compartamos SA de CV	221,000	836,990
Cemex SA de CV sponsored ADR	110,844	2,356,543
Controladora Commercial Mexicana SA unit	316,811	942,652
Corporacion Geo SA de CV Series B (a)	823,500	3,001,526
Desarrolladora Homex Sab de CV (a)	51,900	485,093
Desarrolladora Homex Sab de CV sponsored ADR (a)(e)	28,900	1,615,510
Empresas ICA Sociedad Controladora SA de CV (a)	376,600	1,999,510
Fomento Economico Mexicano SA de CV sponsored ADR	92,463	4,240,353
Genomma Lab Internacional SA de CV	182,800	282,243
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	73,100	2,171,070
Grupo Aeroportuario Norte Sab de CV ADR	56,153	1,002,893
Grupo Financiero Banorte SA de CV Series O	509,000	2,203,553
Grupo Mexico SA de CV Series B	2,467,111	4,374,463
Grupo Televisa SA de CV	73,000	330,283
Grupo Televisa SA de CV (CPO) sponsored ADR	381,656	8,583,443
Industrias Penoles SA de CV	83,500	2,221,072
Megacable Holdings SAB de CV unit	313,800	687,688
Urbi, Desarrollos Urbanos, SA de CV (a)	745,000	2,489,802
Wal-Mart de Mexico SA de CV Series V	848,269	3,450,079
TOTAL MEXICO		64,929,814
Panama - 0.8%
Copa Holdings SA Class A	31,800	1,138,440
Intergroup Financial Services Corp.	68,925	1,412,273
Intergroup Financial Services Corp. (a)(f)	11,123	227,910
TOTAL PANAMA		2,778,623
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	64,400	1,733,004
Common Stocks - continued
	Shares	Value
United States of America - 0.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	15,500	$ 1,499,625
TOTAL COMMON STOCKS (Cost $233,067,444)		317,125,715
Nonconvertible Preferred Stocks - 4.6%

Brazil - 4.6%
Banco Itau Holding Financeira SA (non-vtg.)	252,800	5,366,632
Companhia Vale do Rio Doce (PN-A)	92,700	2,408,969
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	193,800	8,392,884
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,949,497)		16,168,485
Convertible Bonds - 0.0%
Principal Amount (d)
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13 (g)(h) (Cost $43,358)	BRL	691	51,156
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	19,848,464	19,848,464
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	1,170,000	1,170,000
TOTAL MONEY MARKET FUNDS (Cost $21,018,464)		21,018,464
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $260,078,763)		354,363,820
NET OTHER ASSETS - (1.2)%		(4,283,263)
NET ASSETS - 100%		$ 350,080,557
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,444,400 or 0.4% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,156 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13	8/20/07	$ 43,358
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 284,809
Fidelity Securities Lending Cash Central Fund	29,491
Total	$ 314,300
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $261,804,871. Net unrealized appreciation aggregated $92,558,949, of which $110,776,249 related to appreciated investment securities and $18,217,300 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Overseas Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.804851.104

OS-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value (000s)
Argentina - 0.1%
Cresud S.A.C.I.F. y A. sponsored ADR	138,200	$ 1,838
Australia - 5.4%
AMP Ltd.	332,700	2,055
Australian Wealth Management Ltd.	953,300	1,355
BHP Billiton Ltd.	340,619	12,711
Charter Hall Group unit	899,034	796
Commonwealth Bank of Australia	71,350	2,671
Computershare Ltd.	506,320	4,172
CSL Ltd.	849,089	27,664
HFA Holdings Ltd.	1,532,013	1,515
Lion Nathan Ltd.	523,765	4,355
McGuigan Simeon Wines Ltd. (a)	614,691	697
National Australia Bank Ltd.	97,184	2,260
Rio Tinto Ltd.	30,300	3,578
Seek Ltd. (d)	226,300	1,065
Silex Systems Ltd. (a)	413,370	2,939
Telstra Corp. Ltd.	1,370,480	5,807
TOTAL AUSTRALIA		73,640
Austria - 0.6%
Strabag SE	128,600	8,608
Belgium - 0.3%
Hamon & Compagnie International SA (a)	60,300	2,644
KBC Groupe SA	10,100	1,025
TOTAL BELGIUM		3,669
Bermuda - 0.5%
Aquarius Platinum Ltd. (United Kingdom)	183,900	1,805
Covidien Ltd.	98,400	4,845
TOTAL BERMUDA		6,650
Brazil - 1.7%
Banco do Brasil SA	137,300	2,218
Gafisa SA sponsored ADR	56,200	1,924
MRV Engenharia e Participacoes SA	267,600	6,205
TIM Participacoes SA sponsored ADR (non-vtg.)	284,000	7,668
Uniao de Bancos Brasileiros SA (Unibanco) GDR	18,400	2,422
Vivo Participacoes SA (PN) sponsored ADR	466,900	2,657
TOTAL BRAZIL		23,094
Canada - 0.8%
Canadian Natural Resources Ltd.	17,300	1,352
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Nexen, Inc.	56,700	$ 1,784
Nortel Networks Corp. (a)	28,916	222
OPTI Canada, Inc. (a)	67,700	1,285
Petrobank Energy & Resources Ltd. (a)	34,400	1,384
Suncor Energy, Inc.	33,900	1,843
Talisman Energy, Inc.	111,400	1,992
TimberWest Forest Corp.	74,200	1,044
TOTAL CANADA		10,906
China - 0.1%
Global Bio-Chem Technology Group Co. Ltd.	2,824,000	1,068
Denmark - 2.5%
Carlsberg AS Series B	73,700	5,981
Novo Nordisk AS:
Series B	96,700	6,131
Series B sponsored ADR	55,300	3,512
Novozymes AS Series B (d)	52,400	4,923
Vestas Wind Systems AS (a)	109,400	14,268
TOTAL DENMARK		34,815
Finland - 1.5%
Fortum Oyj	81,000	3,571
Nokia Corp.	301,800	8,237
Nokia Corp. sponsored ADR	51,300	1,402
Nokian Tyres Ltd.	183,549	7,903
TOTAL FINLAND		21,113
France - 11.5%
Alstom SA	471,200	52,747
AXA SA	151,673	4,458
AXA SA sponsored ADR	77,200	2,269
BNP Paribas SA	138,381	13,641
Bouygues SA	75,800	4,900
CNP Assurances	30,900	3,446
Compagnie Generale de Geophysique SA (a)	74,000	2,892
France Telecom SA	93,300	2,950
France Telecom SA sponsored ADR	110,000	3,464
GDF Suez	62,427	3,908
Groupe Danone	69,700	5,169
Ingenico SA	184,600	4,989
L'Air Liquide SA	65,758	8,603
L'Oreal SA	64,434	6,747
Common Stocks - continued
	Shares	Value (000s)
France - continued
Meetic (a)	33,500	$ 603
Seche Environment SA (d)	8,400	808
Sodexho Alliance SA	99,400	6,483
Suez Environnement SA rights 6/22/10 (a)	65,400	468
Total SA:
Series B	153,388	11,744
sponsored ADR	98,300	7,520
Unibail-Rodamco	29,300	6,563
Vivendi	86,854	3,631
TOTAL FRANCE		158,003
Germany - 7.8%
Allianz AG (Reg.)	39,100	6,630
Bayer AG	54,700	4,707
Beiersdorf AG	130,600	8,424
Commerzbank AG	135,100	4,344
Daimler AG	23,400	1,350
Deutsche Bank AG	16,600	1,534
Deutsche Boerse AG	46,900	5,339
Deutsche Postbank AG	87,400	6,174
Deutsche Telekom AG sponsored ADR	81,800	1,412
E.ON AG	127,779	24,350
Fresenius AG	53,800	4,684
GFK AG	53,893	1,983
MLP AG (d)	445,900	8,042
Q-Cells AG (a)(d)	36,700	3,556
RWE AG	89,200	10,673
SAP AG sponsored ADR (d)	98,000	5,665
Siemens AG sponsored ADR	14,000	1,699
Vossloh AG	53,800	6,945
TOTAL GERMANY		107,511
Hong Kong - 0.8%
China Unicom Ltd.	3,926,000	8,057
China Unicom Ltd. sponsored ADR	148,000	3,028
Dynasty Fine Wines Group Ltd.	714,000	123
TOTAL HONG KONG		11,208
India - 0.3%
Satyam Computer Services Ltd. sponsored ADR	165,600	3,534
Common Stocks - continued
	Shares	Value (000s)
Indonesia - 0.6%
PT Bumi Resources Tbk	4,592,500	$ 3,407
PT Indosat Tbk sponsored ADR	144,000	5,191
TOTAL INDONESIA		8,598
Ireland - 0.6%
Irish Life & Permanent PLC (d)	1,091,900	8,728
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	81,600	3,659
Italy - 3.0%
A2A SpA	474,200	1,708
Assicurazioni Generali SpA	145,750	5,053
Edison SpA	1,075,800	2,112
ENI SpA	241,991	8,166
Finmeccanica SpA	271,500	8,005
Intesa Sanpaolo SpA	501,900	2,819
MARR SpA	122,400	1,077
Saipem SpA	161,900	6,262
UniCredit SpA	1,062,400	6,325
TOTAL ITALY		41,527
Japan - 13.1%
ACOM Co. Ltd.	201,060	5,926
Canon, Inc.	89,500	4,090
Canon, Inc. sponsored ADR	164,800	7,520
East Japan Railway Co.	399	3,121
Fujifilm Holdings Corp.	62,500	1,964
Ibiden Co. Ltd.	72,400	2,161
Iino Kaiun Kaisha Ltd.	164,700	1,418
Japan Steel Works Ltd.	330,000	5,919
KDDI Corp.	228	1,306
Konica Minolta Holdings, Inc.	308,500	5,066
Matsui Securities Co. Ltd. (d)	251,700	1,817
Matsushita Electric Industrial Co. Ltd.	66,000	1,391
Mitsubishi Corp.	98,100	2,858
Mitsubishi Electric Corp.	140,000	1,380
Mitsubishi Estate Co. Ltd.	203,000	4,889
Mitsubishi UFJ Financial Group, Inc.	1,616,600	14,274
Mitsui & Co. Ltd.	145,000	2,975
Mizuho Financial Group, Inc.	992	4,750
Nafco Co. Ltd.	61,100	906
NGK Insulators Ltd.	86,000	1,251
Nikon Corp.	134,000	3,893
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nippon Electric Glass Co. Ltd.	89,000	$ 1,314
Nomura Holdings, Inc.	648,200	9,354
Nomura Holdings, Inc. sponsored ADR	154,500	2,222
NSK Ltd.	617,000	5,082
NTT DoCoMo, Inc.	1,830	2,972
ORIX Corp.	8,380	1,288
Point, Inc.	45,360	1,400
Promise Co. Ltd.	56,100	1,435
Rakuten, Inc.	7,286	3,687
Ricoh Co. Ltd.	326,000	5,294
Sharp Corp.	126,000	1,750
Sony Corp.	37,700	1,426
Sony Corp. sponsored ADR	98,500	3,710
Sumitomo Metal Industries Ltd.	425,000	2,044
Sumitomo Mitsui Financial Group, Inc.	3,196	24,796
Sumitomo Trust & Banking Co. Ltd.	723,000	4,978
T&D Holdings, Inc.	164,250	10,363
Tokai Carbon Co. Ltd.	139,000	1,650
Tokyo Electric Power Co.	53,600	1,476
Tokyo Electron Ltd.	22,800	1,278
Toyo Tanso Co. Ltd. (d)	15,900	815
Toyota Motor Corp.	197,300	8,505
Toyota Motor Corp. sponsored ADR	14,700	1,265
USS Co. Ltd.	48,180	3,229
TOTAL JAPAN		180,208
Korea (South) - 0.3%
Doosan Heavy Industries & Construction Co. Ltd.	48,290	4,713
Luxembourg - 1.1%
ArcelorMittal SA:
(France)	62,700	5,546
(NY Shares) Class A	49,100	4,292
SES SA (A Shares) FDR unit	223,204	5,421
TOTAL LUXEMBOURG		15,259
Malaysia - 0.1%
Gamuda Bhd	2,242,600	1,860
Mexico - 0.1%
America Movil SAB de CV Series L sponsored ADR	31,100	1,570
Netherlands - 1.1%
ING Groep NV (Certificaten Van Aandelen)	48,946	1,596
Koninklijke KPN NV	379,400	6,605
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Royal DSM NV	24,100	$ 1,462
Unilever NV (NY Shares)	179,400	4,971
TOTAL NETHERLANDS		14,634
Norway - 1.3%
Acta Holding ASA (d)	330,400	331
Lighthouse Caledonia ASA	26,435	30
Norwegian Property ASA	225,400	919
Petroleum Geo-Services ASA	296,200	6,835
Pronova BioPharma ASA	463,300	1,602
ProSafe ASA	137,100	1,192
StatoilHydro ASA	119,200	3,861
StatoilHydro ASA sponsored ADR	98,100	3,176
TOTAL NORWAY		17,946
Panama - 0.1%
McDermott International, Inc. (a)	36,000	1,716
Russia - 0.5%
Mobile TeleSystems OJSC sponsored ADR	45,100	3,220
OAO Gazprom sponsored ADR	67,100	3,187
TOTAL RUSSIA		6,407
South Africa - 0.2%
Impala Platinum Holdings Ltd.	67,900	2,275
Spain - 1.6%
Repsol YPF SA sponsored ADR	79,600	2,661
Telefonica SA	519,648	13,483
Telefonica SA sponsored ADR	80,100	6,234
TOTAL SPAIN		22,378
Sweden - 0.5%
Swedish Match Co.	301,400	5,969
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	127,800	1,339
TOTAL SWEDEN		7,308
Switzerland - 6.0%
Credit Suisse Group sponsored ADR	30,400	1,516
Credit Suisse Group (Reg.)	53,291	2,662
EFG International	60,660	1,898
Julius Baer Holding AG	58,653	3,719
Nestle SA (Reg.)	588,838	25,833
Novartis AG sponsored ADR	108,500	6,439
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Roche Holding AG (participation certificate)	84,214	$ 15,562
SGS Societe Generale de Surveillance Holding SA (Reg.)	10,694	15,039
Sonova Holding AG	36,610	2,661
Swisscom AG (Reg.)	13,348	4,304
UBS AG:
(For. Reg.)	110,594	2,123
(NY Shares)	42,477	820
TOTAL SWITZERLAND		82,576
Thailand - 0.1%
Total Access Communication PCL unit	1,435,000	1,883
United Kingdom - 24.6%
Anglo American PLC:
ADR	176,646	5,045
(United Kingdom)	113,659	6,498
AstraZeneca PLC sponsored ADR	58,800	2,855
BG Group PLC	767,200	17,339
BHP Billiton PLC	299,902	9,926
BP PLC	1,283,608	13,175
British American Tobacco PLC	156,900	5,662
British American Tobacco PLC sponsored ADR	9,600	694
Cadbury PLC ADR	37,696	1,786
Centrica PLC	1,110,000	6,892
Climate Exchange PLC (a)	42,200	1,648
Compass Group PLC	1,039,300	7,493
Diageo PLC	575,200	10,021
DSG International PLC	1,308,800	1,157
GlaxoSmithKline PLC	649,400	15,062
GlaxoSmithKline PLC sponsored ADR	67,700	3,152
Hammerson PLC	140,800	2,662
HBOS PLC	260,700	1,488
HSBC Holdings PLC:
(Hong Kong) (Reg.)	150,400	2,475
(United Kingdom) (Reg.)	343,567	5,682
sponsored ADR	118,200	9,753
Informa PLC	362,300	3,121
International Power PLC	873,900	7,112
Intertek Group PLC	260,100	5,194
Jardine Lloyd Thompson Group PLC	1,340,700	10,912
Lloyds TSB Group PLC	270,300	1,576
M&C Saatchi	500,100	977
Man Group PLC	2,739,271	33,089
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Misys PLC	304,500	$ 1,026
NDS Group PLC sponsored ADR (a)	52,700	3,043
New Star Asset Management Group PLC	1,304,200	2,540
Prudential PLC	804,200	8,612
QinetiQ Group PLC	813,800	3,212
Reed Elsevier PLC	1,160,877	13,178
Rio Tinto PLC:
(Reg.)	73,518	7,694
sponsored ADR	10,400	4,343
Royal Bank of Scotland Group PLC	1,836,527	7,620
Royal Dutch Shell PLC:
Class A (United Kingdom)	312,900	11,110
Class A sponsored ADR (d)	148,100	10,484
Class B	136,000	4,776
Scottish & Southern Energy PLC	236,700	6,557
Shanks Group PLC	1,079,000	4,744
Signet Group PLC	3,303,400	3,275
Smith & Nephew PLC sponsored ADR (d)	32,100	1,722
Spice PLC	241,200	2,437
SSL International PLC	189,600	1,571
Standard Chartered PLC (United Kingdom)	46,500	1,416
Tesco PLC	1,687,200	11,985
Vodafone Group PLC	6,315,569	16,919
Vodafone Group PLC sponsored ADR	147,700	3,963
William Morrison Supermarkets PLC	1,969,400	10,046
Xstrata PLC	50,266	3,605
TOTAL UNITED KINGDOM		338,324
United States of America - 4.3%
ADA-ES, Inc. (a)	71,200	660
Apple, Inc. (a)	27,700	4,403
Becton, Dickinson & Co.	37,600	3,193
Calgon Carbon Corp. (a)(d)	724,300	13,762
Copart, Inc. (a)	51,500	2,259
Dr Pepper Snapple Group, Inc. (a)	28,272	584
Estee Lauder Companies, Inc. Class A	286,600	12,639
Franklin Resources, Inc.	21,400	2,153
Fuel Tech, Inc. (a)(d)	106,100	1,966
GSE Systems, Inc. (a)	160,200	1,381
Hypercom Corp. (a)	258,800	1,258
Monsanto Co.	16,900	2,013
Stryker Corp.	104,600	6,714
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Sunpower Corp. Class A (a)(d)	42,100	$ 3,316
Visa, Inc.	45,700	3,339
TOTAL UNITED STATES OF AMERICA		59,640
TOTAL COMMON STOCKS (Cost $1,221,774)		1,286,866
Money Market Funds - 8.5%

Fidelity Cash Central Fund, 2.35% (b)	88,248,681	88,249
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	29,842,726	29,843
TOTAL MONEY MARKET FUNDS (Cost $118,092)		118,092
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,339,866)		1,404,958
NET OTHER ASSETS - (1.9)%		(26,725)
NET ASSETS - 100%		$ 1,378,233
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,750
Fidelity Securities Lending Cash Central Fund	1,316
Total	$ 3,066
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,342,909,000. Net unrealized appreciation aggregated $62,049,000, of which $171,961,000 related to appreciated investment securities and $109,912,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Value Leaders Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.804852.104

AVLF-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.2%
Johnson Controls, Inc.	8,200	$ 247,312
Automobiles - 0.3%
Renault SA	3,500	290,532
Diversified Consumer Services - 0.4%
H&R Block, Inc.	18,300	445,239
Hotels, Restaurants & Leisure - 0.3%
Vail Resorts, Inc. (a)	6,200	250,356
Household Durables - 2.1%
Black & Decker Corp.	6,500	390,130
Centex Corp.	40,200	590,136
KB Home	49,600	872,464
Whirlpool Corp.	2,900	219,530
		2,072,260
Leisure Equipment & Products - 0.4%
Brunswick Corp.	9,600	123,840
Eastman Kodak Co.	17,400	254,736
		378,576
Media - 1.4%
News Corp. Class A	32,700	462,051
Regal Entertainment Group Class A	12,200	203,130
Time Warner, Inc.	52,800	756,096
		1,421,277
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	9,900	406,791
Home Depot, Inc.	11,450	272,854
PetSmart, Inc.	12,600	286,146
Ross Stores, Inc.	18,100	687,076
Staples, Inc.	29,400	661,500
Williams-Sonoma, Inc.	15,000	261,600
		2,575,967
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	11,000	143,770
TOTAL CONSUMER DISCRETIONARY		7,825,289
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.0%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	6,400	$ 345,408
The Coca-Cola Co.	6,400	329,600
		675,008
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	15,100	551,150
Kroger Co.	12,300	347,844
SUPERVALU, Inc.	10,500	269,010
Sysco Corp.	11,900	337,484
Winn-Dixie Stores, Inc. (a)	19,100	303,499
		1,808,987
Food Products - 1.7%
Cermaq ASA	12,600	128,032
Marine Harvest ASA (a)(d)	298,000	211,123
Nestle SA (Reg.)	30,740	1,348,602
		1,687,757
Household Products - 1.7%
Energizer Holdings, Inc. (a)	4,700	335,298
Procter & Gamble Co.	21,100	1,381,628
		1,716,926
Tobacco - 1.1%
Altria Group, Inc.	21,100	429,385
British American Tobacco PLC sponsored ADR	9,900	715,671
		1,145,056
TOTAL CONSUMER STAPLES		7,033,734
ENERGY - 16.2%
Energy Equipment & Services - 3.1%
BJ Services Co.	18,400	540,960
ENSCO International, Inc.	4,500	311,130
Nabors Industries Ltd. (a)	28,868	1,052,527
National Oilwell Varco, Inc. (a)	12,664	995,770
Petroleum Geo-Services ASA	9,600	221,538
		3,121,925
Oil, Gas & Consumable Fuels - 13.1%
Chesapeake Energy Corp.	15,300	767,295
ConocoPhillips	58,500	4,774,770
EOG Resources, Inc.	5,600	562,968
Exxon Mobil Corp.	36,670	2,949,368
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	18,900	$ 1,489,887
Quicksilver Resources, Inc. (a)	15,800	413,328
Ultra Petroleum Corp. (a)	15,400	1,099,252
Uranium One, Inc. (a)	16,100	57,553
Valero Energy Corp.	31,800	1,062,438
		13,176,859
TOTAL ENERGY		16,298,784
FINANCIALS - 26.9%
Capital Markets - 5.7%
Bank of New York Mellon Corp.	17,900	635,450
Charles Schwab Corp.	13,800	315,882
Franklin Resources, Inc.	7,000	704,270
Julius Baer Holding AG	5,435	344,631
KKR Private Equity Investors, LP	25,783	354,516
KKR Private Equity Investors, LP Restricted Depositary Units (e)	1,300	17,875
Merrill Lynch & Co., Inc.	21,500	572,975
Morgan Stanley	25,100	990,948
State Street Corp.	17,200	1,232,208
T. Rowe Price Group, Inc.	9,600	574,560
		5,743,315
Commercial Banks - 3.3%
Associated Banc-Corp.	10,105	168,652
Fifth Third Bancorp	22,700	317,119
HSBC Holdings PLC sponsored ADR	5,600	462,056
Huntington Bancshares, Inc. (d)	38,700	271,674
KeyCorp	18,600	196,230
SunTrust Banks, Inc.	5,900	242,254
Wachovia Corp.	97,354	1,681,304
		3,339,289
Consumer Finance - 0.4%
Capital One Financial Corp.	9,400	393,484
Diversified Financial Services - 8.5%
Bank of America Corp.	148,014	4,869,659
CIT Group, Inc.	18,200	154,336
JPMorgan Chase & Co.	79,940	3,247,962
KKR Financial Holdings LLC	25,500	261,885
		8,533,842
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 5.8%
ACE Ltd.	13,100	$ 664,170
American International Group, Inc.	102,790	2,677,680
Argo Group International Holdings, Ltd. (a)	8,791	299,246
Everest Re Group Ltd.	5,100	417,180
Hartford Financial Services Group, Inc.	10,350	656,087
IPC Holdings Ltd.	13,900	446,190
Principal Financial Group, Inc.	9,600	408,096
XL Capital Ltd.	15,500	277,295
		5,845,944
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.	4,500	464,670
Annaly Capital Management, Inc.	20,100	302,907
CapitalSource, Inc. (d)	21,700	252,154
General Growth Properties, Inc.	16,550	453,636
Simon Property Group, Inc.	1,800	166,734
		1,640,101
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	36,300	510,015
Thrifts & Mortgage Finance - 1.1%
Fannie Mae	26,160	300,840
Washington Federal, Inc.	19,864	369,470
Washington Mutual, Inc.	69,700	371,501
		1,041,811
TOTAL FINANCIALS		27,047,801
HEALTH CARE - 9.1%
Biotechnology - 1.7%
Amgen, Inc. (a)	17,800	1,114,814
Biogen Idec, Inc. (a)	4,900	341,824
Cephalon, Inc. (a)	3,900	285,324
		1,741,962
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.	6,100	418,521
Boston Scientific Corp. (a)	29,900	355,511
Covidien Ltd.	20,275	998,341
Medtronic, Inc.	16,800	887,544
		2,659,917
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.7%
Brookdale Senior Living, Inc.	13,400	$ 204,484
UnitedHealth Group, Inc.	19,300	541,944
		746,428
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. (a)	5,850	354,042
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	13,839	292,280
Johnson & Johnson	6,300	431,361
Merck & Co., Inc.	37,300	1,227,170
Pfizer, Inc.	37,500	700,125
Sepracor, Inc. (a)	11,270	197,000
Wyeth	19,150	775,958
		3,623,894
TOTAL HEALTH CARE		9,126,243
INDUSTRIALS - 9.3%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	21,440	1,090,010
Raytheon Co.	4,000	227,720
The Boeing Co.	3,900	238,329
United Technologies Corp.	16,300	1,042,874
		2,598,933
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	8,000	504,640
Airlines - 0.2%
Delta Air Lines, Inc. (a)	11,700	88,218
Northwest Airlines Corp. (a)	10,900	99,844
		188,062
Building Products - 0.5%
Masco Corp.	15,250	251,473
Owens Corning (a)	9,100	236,691
		488,164
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	26,100	315,810
The Brink's Co.	4,150	286,184
		601,994
Electrical Equipment - 0.2%
SolarWorld AG	4,700	219,062
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 3.3%
General Electric Co.	90,480	$ 2,559,679
Siemens AG sponsored ADR	6,600	801,108
		3,360,787
Machinery - 1.2%
Cummins, Inc.	3,800	252,092
Illinois Tool Works, Inc.	4,600	215,510
Ingersoll-Rand Co. Ltd. Class A	9,900	356,400
Sulzer AG (Reg.)	2,920	350,091
		1,174,093
Road & Rail - 0.2%
Con-way, Inc.	4,600	232,576
TOTAL INDUSTRIALS		9,368,311
INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	26,000	571,740
Motorola, Inc.	26,400	228,096
		799,836
Computers & Peripherals - 2.0%
Hewlett-Packard Co.	22,550	1,010,240
International Business Machines Corp.	4,500	575,910
NCR Corp. (a)	15,200	408,272
		1,994,422
Electronic Equipment & Instruments - 1.7%
Amphenol Corp. Class A	1,600	76,272
Arrow Electronics, Inc. (a)	10,000	322,200
Avnet, Inc. (a)	18,400	501,584
Flextronics International Ltd. (a)	28,100	250,933
Motech Industries, Inc.	31,999	181,951
Tyco Electronics Ltd.	11,675	386,910
		1,719,850
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	7,800	253,812
IT Services - 0.5%
The Western Union Co.	17,300	478,172
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	17,300	299,636
ASML Holding NV (NY Shares)	6,000	136,740
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	31,050	$ 109,607
Lam Research Corp. (a)	9,000	296,010
Maxim Integrated Products, Inc.	8,900	174,796
Novellus Systems, Inc. (a)	11,000	224,070
ON Semiconductor Corp. (a)	4,500	42,255
		1,283,114
TOTAL INFORMATION TECHNOLOGY		6,529,206
MATERIALS - 2.7%
Chemicals - 0.3%
Albemarle Corp.	8,600	334,798
Containers & Packaging - 0.1%
Temple-Inland, Inc.	8,600	139,750
Metals & Mining - 2.3%
Agnico-Eagle Mines Ltd.	1,600	87,669
Alcoa, Inc.	15,800	533,250
ArcelorMittal SA (NY Shares) Class A	7,100	620,682
Freeport-McMoRan Copper & Gold, Inc. Class B	2,500	241,875
Lihir Gold Ltd. (a)	86,711	222,092
Newcrest Mining Ltd.	10,863	301,555
Randgold Resources Ltd. sponsored ADR	5,700	291,726
		2,298,849
TOTAL MATERIALS		2,773,397
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 6.3%
AT&T, Inc.	112,837	3,476,508
Cincinnati Bell, Inc. (a)	61,900	241,410
Embarq Corp.	5,300	242,581
Qwest Communications International, Inc.	62,200	238,226
Verizon Communications, Inc.	64,150	2,183,666
		6,382,391
UTILITIES - 6.2%
Electric Utilities - 2.7%
E.ON AG sponsored ADR	5,600	353,528
Edison International	9,700	468,898
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Entergy Corp.	10,000	$ 1,069,200
PPL Corp.	18,700	878,152
		2,769,778
Independent Power Producers & Energy Traders - 2.6%
AES Corp. (a)	20,200	326,028
Constellation Energy Group, Inc.	15,000	1,247,400
NRG Energy, Inc. (a)	14,600	529,834
Reliant Energy, Inc. (a)	27,000	488,970
		2,592,232
Multi-Utilities - 0.9%
CMS Energy Corp.	20,400	275,400
Sempra Energy	7,300	409,968
Wisconsin Energy Corp.	5,500	248,160
		933,528
TOTAL UTILITIES		6,295,538
TOTAL COMMON STOCKS (Cost $107,978,420)		98,680,694
Convertible Preferred Stocks - 0.3%

FINANCIALS - 0.3%
Commercial Banks - 0.1%
Wachovia Corp. 7.50%	100	87,545
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	1,000	46,920
Thrifts & Mortgage Finance - 0.2%
Fannie Mae 8.75%	6,600	160,050
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $480,000)		294,515
Investment Companies - 0.2%

Ares Capital Corp. (Cost $298,944)	17,379	198,642
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 2.35% (b)	1,651,322	$ 1,651,322
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	727,000	727,000
TOTAL MONEY MARKET FUNDS (Cost $2,378,322)		2,378,322
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $111,135,686)		101,552,173
NET OTHER ASSETS - (0.9)%		(914,697)
NET ASSETS - 100%		$ 100,637,476
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,875 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,322
Fidelity Securities Lending Cash Central Fund	23,777
Total	$ 47,099
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $111,537,238. Net unrealized depreciation aggregated $9,985,065, of which $9,262,986 related to appreciated investment securities and $19,248,051 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 29, 2008